STAG VARIABLE LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                            [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase Series I of Stag Variable Life Last Survivor variable life insurance policy. Please read it carefully.

Stag Variable Life Last Survivor is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
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The following Sub-Accounts are available under the policy:


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  AIM V.I. Mid Cap Core Equity Fund Sub-Account               Series I of the AIM V.I. Mid Cap Core Equity Fund
                                                              of the A I M Variable Insurance Funds
  AIM V.I. Premier Equity Fund Sub-Account                    Series I of the AIM V.I. Premier Equity Fund of
                                                              the A I M Variable Insurance Funds
  American Funds Asset Allocation Fund Sub-Account            Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  American Funds Blue Chip Income and Growth Fund Sub-        Class 2 of the Blue Chip Income and Growth Fund of
  Account                                                     American Funds Insurance Series
  American Funds Bond Fund Sub-Account                        Class 2 of the Bond Fund of American Funds
                                                              Insurance Series
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  American Funds International Fund Sub-Account               Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds New World Fund Sub-Account                   Class 2 of the New World Fund of American Funds
                                                              Insurance Series
  Franklin Small Cap Value Securities Fund Sub-Account        Class 2 of the Franklin Small Cap Value Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Advisers HLS Fund Sub-Account                      Class IA of Hartford Advisers HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford Bond HLS Fund Sub-Account                          Class IA of Hartford Bond HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford Disciplined Equity HLS Fund Sub-Account (formerly  Class IA of Hartford Disciplined Equity HLS Fund
  Hartford Growth and Income HLS Fund)                        of Hartford Series Fund, Inc.
  Hartford Capital Appreciation HLS Fund Sub-Account          Class IA of Hartford Capital Appreciation HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Dividend and Growth HLS Fund Sub-Account           Class IA of Hartford Dividend and Growth HLS Fund
                                                              of Hartford Series Fund, Inc.


                       SUB-ACCOUNT                                        PURCHASES SHARES OF:
  Hartford Global Advisers HLS Fund Sub-Account (Closed   Class IA of Hartford Global Advisers HLS Fund of
  to new and subsequent premium payments and transfers    Hartford Series Fund, Inc.
  of Account Value)
  Hartford Global Leaders HLS Fund Sub-Account (Closed    Class IA of Hartford Global Leaders HLS Fund of
  to new and subsequent premium payments and transfers    Hartford Series Fund, Inc.
  of Account Value)
  Hartford Global Technology HLS Fund Sub-Account         Class IA of Hartford Global Technology HLS Fund of
  (Closed to new and subsequent premium payments and      Hartford Series Fund, Inc.
  transfers of Account Value)
  Hartford Growth Opportunities HLS Fund Sub-Account      Class IA of Hartford Growth Opportunities HLS Fund
                                                          of Hartford Series Fund II, Inc.
  Hartford Index HLS Fund Sub-Account                     Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities HLS Fund           Class IA of Hartford International Opportunities HLS
  Sub-Account                                             Fund of Hartford Series Fund, Inc.
  Hartford International Small Company HLS Fund           Class IA of Hartford International Small Company HLS
  Sub-Account                                             Fund of Hartford Series Fund, Inc.
  Hartford MidCap HLS Fund Sub-Account*                   Class IA of Hartford MidCap HLS Fund of Hartford
                                                          Series Fund, Inc.
  Hartford MidCap Value HLS Fund Sub-Account              Class IA of Hartford MidCap Value HLS Fund of
                                                          Hartford Series Fund II, Inc.
  Hartford Money Market HLS Fund Sub-Account              Class IA of Hartford Money Market HLS Fund of
                                                          Hartford Series Fund, Inc.
  Hartford Mortgage Securities HLS Fund Sub-Account       Class IA of Hartford Mortgage Securities HLS Fund of
                                                          Hartford Series Fund, Inc.
  Hartford Small Company HLS Fund Sub-Account             Class IA of Hartford Small Company HLS Fund of
                                                          Hartford Series Fund, Inc.
  Hartford Stock HLS Fund Sub-Account                     Class IA shares of Hartford Stock HLS Fund of
                                                          Hartford HLS Series Fund, Inc.
  Hartford Value Opportunities HLS Fund Sub-Account       Class IA shares of Hartford Value Opportunities HLS
                                                          Fund of Hartford Series Fund II, Inc.
  MFS New Discovery Series Sub-Account                    Initial Class of the MFS-Registered Trademark- New
                                                          Discovery Series of the MFS-Registered Trademark-
                                                          Variable Insurance Trust-SM-
  MFS Total Return Series Sub-Account                     Initial Class of the MFS-Registered Trademark- Total
                                                          Return Series of the MFS-Registered Trademark-
                                                          Variable Insurance Trust-SM-
  Mutual Shares Securities Fund Sub-Account               Class 2 of the Mutual Shares Securities Fund of the
                                                          Franklin Templeton Variable Insurance Products Trust
  Putnam VT Capital Opportunities Sub-Account             Class IB of Putnam VT Capital Opportunities Fund of
                                                          Putnam Variable Trust
  Putnam VT Equity Income Sub-Account                     Class IB of Putnam VT Equity Income Fund of Putnam
                                                          Variable Trust
  Putnam VT Diversified Income Fund Sub-Account (Closed   Class IA of Putnam VT Diversified Income Fund of
  to new and subsequent premium payments and transfers    Putnam Variable Trust
  of Account Value)
  Putnam VT The George Putnam Fund of Boston Sub-Account  Class IA of Putnam VT The George Putnam Fund of
  (Closed to new and subsequent premium payments and      Boston of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Global Asset Allocation Fund Sub-Account      Class IA of Putnam VT Global Asset Allocation Fund
  (Closed to new and subsequent premium payments and      of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Global Equity Sub-Account                     Class IA of Putnam VT Global Equity Fund of Putnam
                                                          Variable Trust

* Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.


                       SUB-ACCOUNT                                        PURCHASES SHARES OF:
  Putnam VT Growth and Income Sub-Account                 Class IA of Putnam VT Growth and Income Fund of
                                                          Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account (Closed to   Class IA of Putnam VT Health Sciences Fund of Putnam
  new and subsequent premium payments and transfers of    Variable Trust
  Account Value)
  Putnam VT High Yield Sub-Account                        Class IA of Putnam VT High Yield Fund of Putnam
                                                          Variable Trust
  Putnam VT Income Sub-Account                            Class IA of Putnam VT Income Fund of Putnam Variable
                                                          Trust
  Putnam VT International Equity Sub-Account              Class IA of Putnam VT International Equity Fund of
                                                          Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-     Class IA of Putnam VT International Growth Fund of
  Account (Closed to new and subsequent premium payments  Putnam Variable Trust and transfers of Account Value)
  Putnam VT International New Opportunities Fund Sub-     Class IA of Putnam VT International New
  Account (Closed to new and subsequent premium payments  Opportunities Fund of Putnam Variable Trust and transfers of Account Value)
  Putnam VT Investors Fund Sub-Account (Closed to new     Class IA of Putnam VT Investors Fund of Putnam
  and subsequent premium payments and transfers of        Variable Trust
  Account Value)
  Putnam VT Money Market Fund Sub-Account (Closed to new  Class IA of Putnam VT Money Market Fund of Putnam
  and subsequent premium payments and transfers of        Variable Trust
  Account Value)
  Putnam VT New Opportunities Sub-Account                 Class IA of Putnam VT New Opportunities Fund of
                                                          Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account (Closed to new     Class IA of Putnam VT New Value Fund of Putnam
  and subsequent premium payments and transfers of        Variable Trust
  Account Value)
  Putnam VT OTC & Emerging Growth Fund Sub-Account        Class IA of Putnam VT OTC & Emerging Growth Fund of
  (Closed to new and subsequent premium payments and      Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Utilities Growth and Income Fund Sub-Account  Class IA of Putnam VT Utilities Growth and Income
  (Closed to new and subsequent premium payments and      Fund of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Vista Fund Sub-Account (Closed to new and     Class IA of Putnam VT Vista Fund of Putnam Variable
  subsequent premium payments and transfers of Account    Trust
  Value)
  Putnam VT Voyager Sub-Account                           Class IA of Putnam VT Voyager Fund of Putnam
                                                          Variable Trust
  Fidelity VIP Asset Manager Portfolio Sub-Account        Initial Class of Fidelity VIP Asset Manager
  (Closed to new and subsequent premium payments and      Portfolio
  transfers of Account Value)
  Fidelity VIP Equity-Income Portfolio Sub-Account        Initial Class of Fidelity VIP Equity-Income
                                                          Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account (Closed to  Initial Class of Fidelity VIP Overseas Portfolio
  new and subsequent premium payments and transfers of
  Account Value)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
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PROSPECTUS DATED: DECEMBER 15, 2003

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS

                                                                PAGE
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SUMMARY OF BENEFITS AND RISKS                                     4
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FEE TABLES                                                        5
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ABOUT US                                                          9
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  Hartford Life Insurance Company                                 9
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  Separate Account VL II                                          9
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  The Funds                                                       9
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CHARGES AND DEDUCTIONS                                           13
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YOUR POLICY                                                      15
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PREMIUMS                                                         17
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DEATH BENEFITS AND POLICY VALUES                                 19
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MAKING WITHDRAWALS FROM YOUR POLICY                              20
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LOANS                                                            20
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LAPSE AND REINSTATEMENT                                          21
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FEDERAL TAX CONSIDERATIONS                                       22
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LEGAL PROCEEDINGS                                                26
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GLOSSARY OF SPECIAL TERMS                                        28
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WHERE YOU CAN FIND MORE INFORMATION                              29
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4                                                HARTFORD LIFE INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  Level Option: The death benefit equals the current Face Amount.

x Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

x Return of Premium Option: The death benefit is the current Face Amount plus the total of your premium payments.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable last survivor life insurance policy offered by us on the life of the insureds.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may make a partial surrender once per month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one partial surrender per month. Withdrawals will reduce your policy's death benefit.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Federal Tax Considerations."

HARTFORD LIFE INSURANCE COMPANY                                                5
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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Front-end sales load                       When you pay premium.                      Maximum Charge: (1)
                                                                                      50% of each Premium Payment.
Tax Charge on Premium Payment              When you pay premium.                      A percent of premium which varies by
                                                                                      your state and municipality of
                                                                                      residence. The range of premium tax
                                                                                      charge is generally between 0% and 4%.
                                                                                      This rate will change if your state or
                                                                                      municipality changes its premium tax
                                                                                      charges. It may change if you change
                                                                                      your state or municipality of residence.
Federal Tax Charge                         When you pay premium.                      1.25% of each premium payment.
Premium Processing Charge                  When you pay premium.                      1.25% of each premium payment.
Unscheduled Face Amount Increase Fee       Each month for five (5) years beginning    Maximum Charge
                                           on the effective date of any unscheduled   The monthly fee is $0.05 per $1,000 of
                                           increase in Face Amount you request.       Face Amount increase.
Transfer Fees                              When you make a transfer after the first   $25 per transfer.
                                           transfer in any month.
Withdrawal Charge                          When you take a withdrawal.                $50 per withdrawal.
Loan Interest Rate                         Monthly if you have taken a loan on your   6% (2)
                                           policy.

(1) The Front-End Sales Load is based on the amount of premium paid in relation to the Target Premium and the policy year in which it is paid. Premiums paid up to the Target Premium:

Policy Year                                                Percent
-----------                                ----------------------------------------
  1                                                                             50%
  2-5                                                                           15%
  6-10                                                                          10%
  11-20                                                                          2%
  20+                                                                            2%

    Premiums paid in excess of the Target Premium:

Policy Year                                                Percent
-----------                                ----------------------------------------
  1                                                                              9%
  2-10                                                                           4%
  11-20                                                                          2%
  20+                                                                            2%

(2) Loan Accounts are credited with interest at an annual rate of 4% for the first ten policy years. Thereafter, the rate will be 5%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

6                                                HARTFORD LIFE INSURANCE COMPANY
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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges(1)               Monthly.                                   Minimum Charge
                                                                                      $0.00 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female non-smoker
                                                                                      in the first year.
                                                                                      Maximum Charge
                                                                                      $1.32 per $1,000 of the net amount at
                                                                                      risk for two 85-year-old male smokers in
                                                                                      the first year.
                                                                                      Charge for representative insureds
                                                                                      $0.01 per $1,000 of the net amount at
                                                                                      risk for two 65-year-old male preferred
                                                                                      non-smokers and two 65-year-old female
                                                                                      preferred non-smokers in the first year.
Mortality and Expense Risk Charge          Monthly.                                   Policy Years 1-10:
                                                                                      0.80% (annualized) of Sub-Account Value.
                                                                                      Policy Years 11-20:
                                                                                      0.50% (annualized) of Sub-Account Value.
                                                                                      Policy Years 21+:
                                                                                      0.25% (annualized) of Sub-Account Value.
Administrative Charge                      Monthly.                                   Maximum Charge:
                                                                                      $10 per month plus $0.03 per month per
                                                                                      $1,000 of Face Amount at the policy
                                                                                      issue date.
Issue Charge                               Each month for the first five policy       Maximum Charge
                                           years.                                     $20 plus $0.05 per $1,000 of the Initial
                                                                                      Face Amount.
Single Life Yearly Renewable Term Life     Monthly.                                   Minimum Charge
Insurance Rider(1)                                                                    $0.25 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female non-smoker
                                                                                      in the first year
                                                                                      Maximum Charge
                                                                                      $14.96 per $1,000 of the net amount at
                                                                                      risk for a 85-year-old male smoker in
                                                                                      the first year
                                                                                      Charge for a representative insured
                                                                                      $3.05 per $1,000 of the net amount at
                                                                                      risk for a 65-year-old male in the first
                                                                                      year
Estate Protection Rider(1)                 Monthly.                                   Minimum Charge
                                                                                      $0.25 per $1,000 of the net amount at
                                                                                      risk for two 20-year-old female
                                                                                      non-smokers in the first year
                                                                                      Maximum Charge
                                                                                      $2.89 per $1,000 of the net amount at
                                                                                      risk for two 85-year-old male smokers in
                                                                                      the first year
                                                                                      Charge for a representative insured
                                                                                      $0.25 per $1,000 of the net amount at
                                                                                      risk for two 65-year-old males in the
                                                                                      first year
Last Survivor Exchange Option Rider        Monthly.                                   No Charge.
Maturity Value Extension Rider             Monthly.                                   No Charge.

(1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for a personal illustration.

HARTFORD LIFE INSURANCE COMPANY                                                7
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The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                              MINIMUM    MAXIMUM
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Total Annual Fund Operating Expenses                           0.44%      1.71%
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                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)

                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                            12B-1                  EXPENSES (BEFORE
                                                         DISTRIBUTION              CONTRACTUAL FEE     CONTRACTUAL
                                                            AND/OR                    WAIVERS OR       FEE WAIVERS     TOTAL FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE          OR EXPENSE     OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
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AIM V.I. Mid Cap Core Equity Fund --
  Series I (1)                                0.73%         N/A          0.57%          1.30%             0.00%          1.30%
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AIM V.I. Premier Equity Fund -- Series I      0.61%         N/A          0.24%          0.85%              N/A           0.85%
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American Funds Asset Allocation Fund --
  Class 2                                     0.43%        0.25%         0.02%          0.70%              N/A           0.70%
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American Funds Blue Chip Income and Growth
  Fund -- Class 2                             0.50%        0.25%         0.02%          0.77%              N/A           0.77%
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American Funds Bond Fund -- Class 2           0.47%        0.25%         0.02%          0.74%              N/A           0.74%
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American Funds Global Growth Fund --
  Class 2                                     0.67%        0.25%         0.04%          0.96%              N/A           0.96%
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American Funds Global Small Capitalization
  Fund -- Class 2                             0.80%        0.25%         0.04%          1.09%              N/A           1.09%
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American Funds Growth Fund -- Class 2         0.38%        0.25%         0.02%          0.65%              N/A           0.65%
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American Funds Growth-Income Fund --
  Class 2                                     0.34%        0.25%         0.01%          0.60%              N/A           0.60%
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American Funds International Fund --
  Class 2                                     0.57%        0.25%         0.06%          0.88%              N/A           0.88%
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American Funds New World Fund -- Class 2      0.85%        0.25%         0.06%          1.16%              N/A           1.16%
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Franklin Small Cap Value Securities
  Fund -- Class 2 (2)                         0.59%        0.25%         0.20%          1.04%              N/A           1.04%
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Hartford Advisers HLS Fund -- Class IA        0.63%         N/A          0.04%          0.67%              N/A           0.67%
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Hartford Bond HLS Fund -- Class IA            0.47%         N/A          0.04%          0.51%              N/A           0.51%
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Hartford Capital Appreciation HLS Fund --
  Class IA                                    0.64%         N/A          0.05%          0.69%              N/A           0.69%
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Hartford Disciplined Equity HLS Fund --
  Class IA                                    0.75%         N/A          0.04%          0.79%              N/A           0.79%
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Hartford Dividend and Growth HLS Fund --
  Class IA                                    0.65%         N/A          0.04%          0.69%              N/A           0.69%
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Hartford Global Advisers HLS Fund --
  Class IA                                    0.77%         N/A          0.06%          0.83%              N/A           0.83%
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Hartford Global Leaders HLS Fund-
  Class IA                                    0.74%         N/A          0.07%          0.81%              N/A           0.81%
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Hartford Global Technology HLS Fund-
  Class IA                                    0.85%         N/A          0.06%          0.91%              N/A           0.91%
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Hartford Growth Opportunities HLS Fund --
  Class IA                                    0.62%         N/A          0.04%          0.66%              N/A           0.66%
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Hartford Index HLS Fund -- Class IA           0.40%         N/A          0.04%          0.44%              N/A           0.44%
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Hartford International Opportunities HLS
  Fund -- Class IA                            0.72%         N/A          0.09%          0.81%              N/A           0.81%
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Hartford International Small Company HLS
  Fund -- Class IA                            0.85%         N/A          0.86%          1.71%              N/A           1.71%
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Hartford MidCap HLS Fund -- Class IA          0.68%         N/A          0.04%          0.72%              N/A           0.72%
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Hartford MidCap Value HLS Fund --
  Class IA                                    0.82%         N/A          0.06%          0.88%              N/A           0.88%
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Hartford Money Market HLS Fund --
  Class IA                                    0.45%         N/A          0.04%          0.49%              N/A           0.49%
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Hartford Mortgage Securities HLS Fund --
  Class IA                                    0.45%         N/A          0.04%          0.49%              N/A           0.49%
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Hartford Small Company HLS Fund --
  Class IA                                    0.73%         N/A          0.04%          0.77%              N/A           0.77%
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Hartford Stock HLS Fund -- Class IA           0.46%         N/A          0.03%          0.49%              N/A           0.49%
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Hartford Value Opportunities HLS Fund --
  Class IA                                    0.69%         N/A          0.04%          0.73%              N/A           0.73%
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8                                                HARTFORD LIFE INSURANCE COMPANY
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                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                            12B-1                  EXPENSES (BEFORE
                                                         DISTRIBUTION              CONTRACTUAL FEE     CONTRACTUAL
                                                            AND/OR                    WAIVERS OR       FEE WAIVERS     TOTAL FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE          OR EXPENSE     OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
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MFS-Registered Trademark- New Discovery
  Series -- Initial Class                     0.90%         N/A          0.15%          1.05%              N/A           1.05%
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MFS-Registered Trademark- Total Return
  Series -- Initial Class                     0.75%         N/A          0.11%          0.86%              N/A           0.86%
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Mutual Shares Securities Fund --
  Class 2 (2)                                 0.60%        0.25%         0.21%          1.06%              N/A           1.06%
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Putnam VT Capital Opportunities Fund --
  Class IB (3)(4)                             0.65%        0.25%         0.74%          1.64%              N/A           1.64%
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Putnam VT Equity Income Fund --
  Class IB (3)(4)                             0.65%        0.25%         0.67%          1.57%              N/A           1.57%
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Putnam VT Diversified Income Fund --
  Class IA                                    0.69%         N/A          0.13%          0.82%              N/A           0.82%
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Putnam VT The George Putnam Fund of
  Boston -- Class IA                          0.64%         N/A          0.11%          0.75%              N/A           0.75%
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Putnam VT Global Asset Allocation Fund --
  Class IA                                    0.69%         N/A          0.22%          0.91%              N/A           0.91%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund -- Class IA      0.75%         N/A          0.14%          0.89%              N/A           0.89%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund --
  Class IA                                    0.48%         N/A          0.04%          0.52%              N/A           0.52%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund --
  Class IA                                    0.70%         N/A          0.13%          0.83%              N/A           0.83%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund -- Class IA         0.68%         N/A          0.10%          0.78%              N/A           0.78%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund -- Class IA             0.59%         N/A          0.09%          0.68%              N/A           0.68%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund --
  Class IA                                    0.77%         N/A          0.22%          0.99%              N/A           0.99%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income
  Fund -- Class IA                            0.80%         N/A          0.20%          1.00%              N/A           1.00%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities
  Fund -- Class IA                            1.00%         N/A          0.27%          1.27%              N/A           1.27%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund -- Class IA          0.63%         N/A          0.09%          0.72%              N/A           0.72%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund -- Class IA       0.40%         N/A          0.08%          0.48%              N/A           0.48%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund --
  Class IA                                    0.57%         N/A          0.06%          0.63%              N/A           0.63%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund -- Class IA          0.69%         N/A          0.09%          0.78%              N/A           0.78%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund --
  Class IA                                    0.70%         N/A          0.20%          0.90%              N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
  Fund -- Class IA                            0.69%         N/A          0.10%          0.79%              N/A           0.79%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -- Class IA              0.64%         N/A          0.10%          0.74%              N/A           0.74%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IA            0.54%         N/A          0.06%          0.60%              N/A           0.60%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio --
  Initial Class                               0.53%         N/A          0.10%          0.63%              N/A           0.63%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio --
  Initial Class                               0.48%         N/A          0.09%          0.57%              N/A           0.57%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -- Initial
  Class                                       0.73%         N/A          0.17%          0.90%              N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses were:

                                                                           12B-1
                                                                        DISTRIBUTION                TOTAL FUND
                                                         MANAGEMENT   AND/OR SERVICING    OTHER     OPERATING
                                                            FEES            FEES         EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund -- Class 2        0.56%           0.25%          0.20%       1.01%
--------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                   0.59%           0.25%          0.21%       1.05%
--------------------------------------------------------------------------------------------------------------

(3) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2003.

(4) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

HARTFORD LIFE INSURANCE COMPANY                                                9
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             3/10/03       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/31/02      AA-    Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  10/30/02      AA     Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

10                                               HARTFORD LIFE INSURANCE COMPANY
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AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND (FORMERLY HARTFORD GROWTH AND INCOME HLS
FUND) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND* -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common

* Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

HARTFORD LIFE INSURANCE COMPANY                                               11
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stocks and other equity investments that offer potential for current income.

PUTNAM VT DIVERSIFIED INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND (formerly Putnam VT Global Growth Fund) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND (formerly Putnam VT International Growth
Fund) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MONEY MARKET FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

12                                               HARTFORD LIFE INSURANCE COMPANY
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PUTNAM VT UTILITIES GROWTH AND INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP ASSET MANAGER-SM- PORTFOLIO (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index.

FIDELITY VIP OVERSEAS PORTFOLIO (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term growth of capital primarily through investments in non-U.S. securities.

INVESTMENT ADVISERS -- The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at
51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC.

HARTFORD LIFE INSURANCE COMPANY                                               13
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("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

CHARGES AND DEDUCTIONS
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DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The front-end sales load is based on:

- the amount of premium paid in relation to the Target Premium; and

- the policy year in which the premium is paid.

Both current and maximum front-end sales loads for premiums paid up to the Target Premium are:

- 50% in the first policy year;

- 15% in policy years 2 through 5;

- 10% in policy years 6 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums paid in excess of the Target Premium are:

- 9% in policy year 1;

- 4% in policy years 2 through 10; and

- 2% in policy years 11 through 20.

Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

FEDERAL TAX CHARGE -- We deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the Policies' deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums.

PREMIUM PROCESSING CHARGE -- We deduct a 1.25% charge from each premium payment for premium collection costs and premium and policy processing costs.

14                                               HARTFORD LIFE INSURANCE COMPANY
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DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the mortality and expense risk charge;

- the monthly administrative charge;

- the issue charge;

- charges for "special" insurance class rating, if any;

- any charges for additional benefits provided by rider;

- any Face Amount increase fee;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your Policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and/or the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For standard risks, the cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table
(ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The current mortality and expense risk charge for any Monthly Activity Date is equal to:

- the current mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Accounts on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

The current and maximum mortality and expense risk rate for the first ten policy years is 0.80%. For policy years 11 through 20, the current and maximum rate is 0.50%, which is reduced to 0.25% after policy year 20.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative fee is the sum of $7.50 per month, plus $0.01 per month per $1,000 of Face Amount at the policy issue date, paid in policy years 1 through 10. The charge for all policy years is guaranteed never to exceed the sum of $10.00 per month, plus $0.03 per month per $1,000 of Face Amount at the policy issue date.

ISSUE CHARGE -- In the first five policy years, we assess a monthly issue charge to compensate us for the up-front costs to underwrite and issue a policy. The issue charge is the sum of $20.00 per month for the first five policy years plus $.05 per $1,000 of Face Amount at the date the policy is issued.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. The fee is $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase. This fee compensates us for underwriting and processing costs for such increases.

HARTFORD LIFE INSURANCE COMPANY                                               15
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RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
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CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the procedure to your policy during each policy year.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one

16                                               HARTFORD LIFE INSURANCE COMPANY
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Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

HARTFORD LIFE INSURANCE COMPANY                                               17
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SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, sthe amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the second insured regardless of the age of either insured, subject to the conditions stated in the rider. Extending the maturity date requires your written consent. If the maturity date is extended under this rider, the death benefit will be reduced to the Account Value and we will not accept any new premium payments.

Riders may not be available in all states.

BENEFITS AT MATURITY -- If either insured is living on the "maturity date," we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, your policy will terminate and Hartford will have no further obligations under the policy.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

18                                               HARTFORD LIFE INSURANCE COMPANY
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PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e. with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

HARTFORD LIFE INSURANCE COMPANY                                               19
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A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
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DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the sum of the premiums paid.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option to Option A or Option B without evidence of insurability. If you change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to the option change. If you change to Option B, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Changing your death benefit option does not result in any fees or charges against your policy. However, you should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

DEATH BENEFIT GUARANTEE -- The death benefit guarantee is a feature for all policies at issue. If the premiums paid during policy year 1 are less than the Annual Death Benefit Guarantee Premium, the death benefit guarantee will be removed from the policy.

After policy year 1, the death benefit guarantee will be in effect as long as the cumulative premiums paid into the policy, less any withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium. The death benefit guarantee period will expire at the end of policy year five.

If the death benefit guarantee is in effect, payment of the Face Amount upon the death of the last surviving insured will be guaranteed, regardless of your policy's investment performance. The death benefit guarantee is in effect if:

- the death benefit guarantee period has not expired; and

- on each Monthly Activity Date, the cumulative premiums paid into your policy, less withdrawals, equal or exceed the Cumulative Death Benefit Guarantee Premium.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                    A          B
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 Face Amount                     $100,000   $100,000
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 Account Value                     46,500     34,000
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 Specified Percentage                250%       250%
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 Death Benefit Option               Level      Level
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In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value

20                                               HARTFORD LIFE INSURANCE COMPANY
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at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request a change in the Face Amount by writing to us.

The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page, provided that the deduction for the cost of insurance for the first month is made.

Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five policy years from the date of each increase.

An unscheduled decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive the request in writing. The remaining Face Amount must not be less than that specified by our minimum rules then in effect.

We reserve the right to limit the number of increases and/or decreases made under a policy to no more than one in any 12 month period.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY -- You may elect to fully surrender your policy as long as your policy is in effect. Upon surrender, you will receive the Cash Surrender Value determined as of the later of (a) the date on which we receive your request for surrender in writing (b) the date you request. The policy will terminate on the later of (x) the date we receive your request in writing or (y) the date you request the surrender to be effective.

PARTIAL WITHDRAWALS -- One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount is reduced by the amount of the partial withdrawal. The minimum Face Amount required after a partial withdrawal is subject to our rules then in effect. Unless specified otherwise, the partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of Account Value on the date we grant a loan.

HARTFORD LIFE INSURANCE COMPANY                                               21
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Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Account Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4% during the first ten policy years. Thereafter, the rate will be 5%. For preferred loans, the rate is 6%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis. Policy loan rates are shown in the policy.

LAPSE AND REINSTATEMENT
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A policy will be in default on any Monthly Activity Date on which its Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount. A 61-day period, called the "grace period," will begin from the date of default. We will mail the you and any assignee written notice of the amount of premium that will be required to continue the defaulting policy in force at least 30 days before the end of the grace period. The premiums required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. Unless the Death Benefit Guarantee is in effect, such policy will terminate without value if the required premium is not paid by the end of the grace period. If the Death Benefit Guarantee is in effect and sufficient premium has not been paid by the end of the grace period, the death benefit will be reduced to the Face Amount and any riders will no longer be in force. If the last surviving insured dies during the grace period, we will pay the death proceeds.

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- If the cumulative premiums, less withdrawals, are not sufficient to maintain the Death Benefit Guarantee in effect, the lapse and grace period provisions for the Death Benefit guarantee will apply as follows:

On every Monthly Activity Date during the Death Benefit Guarantee period, we will compare the cumulative premiums received, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.

If the cumulative premiums received, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit Guarantee will be deemed to be in default as of that Monthly Activity Date. A grace period of 61 days from the date of default will begin. We will mail to you and any assignee written notice of the amount of premium required to continue the Death Benefit Guarantee.

At the end of the grace period, the Death Benefit Guarantee will be removed from the policy if we have not received the amount of the required premium. You will receive a written notification of the change.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

22                                               HARTFORD LIFE INSURANCE COMPANY
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- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Account Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement.

Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated policy.

FEDERAL TAX CONSIDERATIONS
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the

HARTFORD LIFE INSURANCE COMPANY                                               23
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gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's contract value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's

24                                               HARTFORD LIFE INSURANCE COMPANY
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income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

HARTFORD LIFE INSURANCE COMPANY                                               25
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ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intended to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlined the rules expected in such proposed regulations, and provided revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further IRS guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code
Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provided some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and stated that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 was unclear as to how current rules would apply to such arrangements, and stated that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

In July 2002 the IRS proposed the regulations referred in Notice 2002-8, and these regulations confirm that generally they would be effective only for arrangements entered into (or "materially modified") after the date on which these regulations are published in final form. The proposed regulations would define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where either (1) at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and the beneficiary of any death benefit amount is designated by the employee (or service provider) or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and the beneficiary of any death benefit amount is designated by the shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

These proposed regulations also have rules that generally would designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner." Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. These proposed regulations also would require that the parties fully and consistently account for all amounts under either regime, and would provide

26                                               HARTFORD LIFE INSURANCE COMPANY
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for comparable or collateral rules for donor/donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
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There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

HARTFORD LIFE INSURANCE COMPANY                                               27
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INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

ANNUAL DEATH BENEFIT GUARANTEE PREMIUM: An annual amount of premium shown in a policy's specifications page required to keep the Death Benefit guarantee in effect and used to calculate the Cumulative Death Benefit Guarantee Premium.

CASH SURRENDER VALUE: the Account Value less all Indebtedness.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The sum of the number of completed policy years plus the completed portion of the current policy year (expressed as the number of completed months divided by 12), multiplied by the Annual Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: the date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

TARGET PREMIUM: The amount of level premium required to support a whole life insurance policy with a net interest rate of 5% and a Face Amount equal to the initial Face Amount. The policy charges used in determining the level premium amount are maximum guaranteed cost of insurance rates for standard risks, actual premium tax rates, a 1.25% premium charge for processing, a 1.25% premium charge for federal tax and other maximum policy deductions or charges, exclusive of any additional rider charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company sometimes referred to as
"Hartford."

YOU, YOUR: the owner of the policy.

HARTFORD LIFE INSURANCE COMPANY                                               29
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial advisor for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07271

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STAG VARIABLE LIFE LAST SURVIVOR SERIES I
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: DECEMBER 15, 2003
DATE OF STATEMENT OF ADDITIONAL INFORMATION: DECEMBER 15, 2003

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                             3
 -------------------------------------------------------------------------------
 SERVICES                                                                    3
 -------------------------------------------------------------------------------
 EXPERTS                                                                     3
 -------------------------------------------------------------------------------
 DISTRIBUTION OF POLICIES                                                    3
 -------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                        4
 -------------------------------------------------------------------------------
 PERFORMANCE DATA                                                            5
 -------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                      SA-1
 -------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte &
Touche LLP, independent auditors, as stated in their reports and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte &
Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of the Separate Account for the year ended
December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

DISTRIBUTION OF POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. For Policy Years 11 and later, agent commissions will not exceed 2% of premiums paid. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as principal underwriter has been 2002: $8,274,189; 2001: $11,912,378; and 2000: $15,989,144.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

FRONT-END SALES LOAD -- The front-end sales load is a charge deducted from each premium payment based on the amount of premium paid in relation to the Target Premium and the Policy Year in which the premium is paid.

Both current and maximum front-end sales loads for premiums paid up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%.

Both current and maximum front-end sales loads for premiums paid in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 20 and 80 who supply evidence of insurability satisfactory to us. (We may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply). Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing a change in the Face Amount.

The minimum amount by which the Face Amount can be increased is based on Our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and accompanied by Your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will effective on the date shown on the new policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.

Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.

We reserve the right to limit the number of increases made under a Policy to no more than one in any 12 month period.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the front-end sales load, premium tax charge, federal tax charge, premium processing charge, unscheduled face amount increase fee, transfer fees, withdrawal charge, cost of insurance charges, mortality and expense risk charge, administrative charge, issue charge, special class charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                        STAG VARIABLE LIFE LAST SURVIVOR
                      UNDERLYING FUND PERFORMANCE HISTORY
                           (AS OF DECEMBER 31, 2002)

                                SUB-ACCOUNT                                                                            SINCE
SUB-ACCOUNT                    INCEPTION DATE      1 YEAR           3 YEAR           5 YEAR          10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth
 Fund                            04/30/1997            -14.64%          -15.94%           5.35%             N/A             6.20%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
 Capitalization Fund             04/30/1998            -19.05%          -16.18%            N/A              N/A             3.09%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund       02/08/1984            -24.45%          -13.55%           6.56%           12.04%           13.60%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income
 Fund                            02/08/1984            -18.34%           -3.31%           3.49%           10.31%           12.30%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund       03/31/1983            -13.79%           -6.56%           2.38%            8.63%           10.36%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund           08/31/1977             10.08%           10.24%           7.26%            7.46%            8.72%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation
 HLS Fund                        04/02/1984            -19.70%           -5.42%           6.08%           12.33%           14.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth
 HLS Fund                        03/09/1994            -14.23%           -2.98%           2.29%             N/A            11.07%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS
 Fund                            03/01/1995             -8.95%           -7.28%           2.16%             N/A             5.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS
 Fund                            10/01/1998            -19.51%          -14.54%            N/A              N/A             5.14%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology
 HLS Fund                        05/01/2000            -38.59%             N/A             N/A              N/A           -36.56%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity
 HLS Fund                        05/29/1998            -24.65%          -13.20%            N/A              N/A            -1.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund          05/01/1987            -22.45%          -14.94%          -1.03%            8.74%            9.32%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International
 Opportunities HLS Fund          07/02/1990            -17.93%          -17.92%          -2.63%            4.01%            2.80%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund         07/14/1997            -14.22%            1.22%          14.78%             N/A            16.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
 Fund                            06/30/1980              1.44%            3.79%           4.30%            4.46%            6.89%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities
 HLS Fund                        01/01/1985              8.15%            8.64%           6.79%            6.81%            8.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS
 Fund                            08/09/1996            -30.23%          -19.81%          -0.92%             N/A             3.04%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund          08/31/1977            -24.25%          -14.82%          -0.24%            9.28%           12.08%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income
 Fund                            09/15/1993              6.20%            3.34%           2.06%             N/A             4.54%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam
 Fund of Boston                  05/01/1998             -8.57%            0.38%            N/A              N/A             0.89%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset
 Allocation Fund                 02/01/1988            -12.36%           -8.60%          -0.61%            6.72%            7.64%
---------------------------------------------------------------------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                SUB-ACCOUNT                                                                            SINCE
SUB-ACCOUNT                    INCEPTION DATE      1 YEAR           3 YEAR           5 YEAR          10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund     05/01/1990            -22.16%          -27.24%          -3.79%            5.30%            4.70%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income
 Fund                            02/01/1988            -18.79%           -6.25%          -0.69%            8.65%           10.50%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences
 Fund                            05/01/1998            -20.21%           -3.69%            N/A              N/A            -1.34%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund        02/01/1988             -0.54%           -1.84%          -1.16%            5.48%            7.00%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund            02/01/1988              8.09%            7.88%           5.88%            6.74%            7.75%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International
 Equity Fund                     01/02/1997            -17.52%          -15.91%           2.47%             N/A             4.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International
 Growth and Income Fund          01/02/1997            -13.67%          -11.46%          -0.76%             N/A             2.35%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New
 Opportunities Fund              01/02/1997            -13.46%          -27.57%          -2.27%             N/A            -1.92%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund         05/01/1998            -23.68%          -22.30%            N/A              N/A            -7.24%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund      02/01/1988              1.46%            3.81%           4.30%            4.39%            5.09%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities
 Fund                            05/02/1994            -30.29%          -28.82%          -5.35%             N/A             5.71%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund         01/02/1997            -15.44%            2.38%           2.72%             N/A             5.06%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging
 Growth Fund                     05/01/1998            -32.06%          -43.42%            N/A              N/A           -17.26%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth
 and Income Fund                 05/01/1992            -23.83%          -11.30%          -4.45%            4.95%            5.31%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund             01/02/1997            -30.38%          -23.64%          -4.05%             N/A             0.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund           02/01/1988            -26.34%          -21.77%          -1.19%            8.55%           11.22%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager
 Portfolio                       01/03/1995             -8.73%           -5.61%           1.45%            7.06%            8.37%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income
 Portfolio                       10/09/1986            -16.95%           -5.06%           0.31%            9.79%           10.10%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas
 Portfolio                       01/28/1987            -20.28%          -20.19%          -3.95%            4.70%            4.24%
---------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company ("the Company"), Separate Account VL II comprising the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Fund, Fidelity VIP Overseas Portfolio, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small HLS Fund, Hartford Stock HLS Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and the Putnam VT Voyager Fund, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life Insurance Company, Separate Account VL II as of December 31, 2002, and the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund, and Hartford Global Technology HLS Fund Sub-Accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS
  Investments
    Number of Shares.....       24,579           50,321          81,311
                              ========       ==========      ==========
    Cost.................     $302,275       $2,108,523      $2,487,649
                              ========       ==========      ==========
    Market Value.........     $278,237       $1,675,180      $2,075,053
  Due from Hartford Life
   Insurance Company.....      --                 6,697         --
  Receivable from fund
   shares sold...........      --               --              --
  Other assets...........      --                     4              11
                              --------       ----------      ----------
  Total Assets...........      278,237        1,681,881       2,075,064
                              --------       ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --               --              --
  Payable for fund shares
   purchased.............      --                 6,697         --
  Other liabilities......            2          --              --
                              --------       ----------      ----------
  Total Liabilities......            2            6,697         --
                              --------       ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $278,235       $1,675,184      $2,075,064
                              ========       ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           AMERICAN FUNDS                                                                          HARTFORD
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   HARTFORD     HARTFORD      CAPITAL
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS     ADVISERS     BOND HLS    APPRECIATION
                                FUND         PORTFOLIO        FUND        PORTFOLIO     HLS FUND       FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------  -----------  ------------
ASSETS
  Investments
    Number of Shares.....       10,219         125,289         450,083       165,095       539,692     730,430       659,845
                              ========      ==========     ===========    ==========   ===========  ==========   ===========
    Cost.................     $118,799      $2,078,579     $10,306,280    $3,357,937   $13,809,881  $7,990,040   $29,189,211
                              ========      ==========     ===========    ==========   ===========  ==========   ===========
    Market Value.........     $ 94,318      $1,597,439     $ 8,173,510    $1,812,745   $10,574,149  $8,730,518   $20,917,568
  Due from Hartford Life
   Insurance Company.....      --              --                5,858         5,343       --           --           --
  Receivable from fund
   shares sold...........      --              --              --            --              6,816     218,809         2,021
  Other assets...........      --              --              --            --                 11      --               194
                              --------      ----------     -----------    ----------   -----------  ----------   -----------
  Total Assets...........       94,318       1,597,439       8,179,368     1,818,088    10,580,976   8,949,327    20,919,783
                              --------      ----------     -----------    ----------   -----------  ----------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --              --              --            --              6,816     218,809         2,021
  Payable for fund shares
   purchased.............      --              --                5,858           853       --           --           --
  Other liabilities......      --                5,928           2,879           395       --               39       --
                              --------      ----------     -----------    ----------   -----------  ----------   -----------
  Total Liabilities......      --                5,928           8,737         1,248         6,816     218,848         2,021
                              --------      ----------     -----------    ----------   -----------  ----------   -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $ 94,318      $1,591,511     $ 8,170,631    $1,816,840   $10,574,160  $8,730,479   $20,917,762
                              ========      ==========     ===========    ==========   ===========  ==========   ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                            HARTFORD     HARTFORD     HARTFORD
                            DIVIDEND      GLOBAL       GLOBAL
                           AND GROWTH    ADVISERS      LEADERS
                            HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....      614,878     12,401       12,077
                           ===========   ========     ========
    Cost.................  $11,598,085   $129,130     $149,866
                           ===========   ========     ========
    Market Value.........  $ 9,278,991   $113,540     $138,882
  Due from Hartford Life
   Insurance Company.....      --          --           --
  Receivable from fund
   shares sold...........      --          --           --
  Other assets...........      --          --           --
                           -----------   --------     --------
  Total Assets...........    9,278,991    113,540      138,882
                           -----------   --------     --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --          --           --
  Payable for fund shares
   purchased.............      --          --           --
  Other liabilities......          215     --           --
                           -----------   --------     --------
  Total Liabilities......          215     --           --
                           -----------   --------     --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $ 9,278,776   $113,540     $138,882
                           ===========   ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            HARTFORD     HARTFORD                    HARTFORD                   HARTFORD     HARTFORD
                             GLOBAL     GROWTH AND     HARTFORD    INTERNATIONAL   HARTFORD       MONEY      MORTGAGE
                           TECHNOLOGY     INCOME        INDEX      OPPORTUNITIES    MIDCAP       MARKET     SECURITIES
                            HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  -----------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....      9,841       33,463        608,015       509,606       198,755    8,101,438      132,927
                             =======     ========    ===========    ==========    ==========   ==========   ==========
    Cost.................    $46,113     $403,044    $18,395,996    $6,723,811    $4,124,580   $8,101,438   $1,525,315
                             =======     ========    ===========    ==========    ==========   ==========   ==========
    Market Value.........    $29,719     $294,412    $14,262,379    $3,903,564    $3,564,500   $8,101,438   $1,596,492
  Due from Hartford Life
   Insurance Company.....     --           --            220,406           550         7,149       93,085       --
  Receivable from fund
   shares sold...........     --           --            --            --             --           --           --
  Other assets...........     --                3        --            --             --            1,626       --
                             -------     --------    -----------    ----------    ----------   ----------   ----------
  Total Assets...........     29,719      294,415     14,482,785     3,904,114     3,571,649    8,196,149    1,596,492
                             -------     --------    -----------    ----------    ----------   ----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....     --           --            --            --             --           --           --
  Payable for fund shares
   purchased.............     --           --            220,406           550         7,149       93,085       --
  Other liabilities......     --           --              2,843            97             4       --           --
                             -------     --------    -----------    ----------    ----------   ----------   ----------
  Total Liabilities......     --           --            223,249           647         7,153       93,085       --
                             -------     --------    -----------    ----------    ----------   ----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $29,719     $294,415    $14,259,536    $3,903,467    $3,564,496   $8,103,064   $1,596,492
                             =======     ========    ===========    ==========    ==========   ==========   ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                            PUTNAM VT
                           HARTFORD SMALL                  DIVERSIFIED
                              COMPANY      HARTFORD STOCK    INCOME
                              HLS FUND        HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -----------
ASSETS
  Investments
    Number of Shares.....       219,586         385,331       156,878
                             ==========     ===========    ==========
    Cost.................    $3,123,303     $20,862,030    $1,416,301
                             ==========     ===========    ==========
    Market Value.........    $2,040,820     $13,664,525    $1,341,309
  Due from Hartford Life
   Insurance Company.....       --              --                367
  Receivable from fund
   shares sold...........       --                5,360        --
  Other assets...........             3         --                  3
                             ----------     -----------    ----------
  Total Assets...........     2,040,823      13,669,885     1,341,679
                             ----------     -----------    ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                5,360        --
  Payable for fund shares
   purchased.............       --              --                367
  Other liabilities......       --                  846        --
                             ----------     -----------    ----------
  Total Liabilities......       --                6,206           367
                             ----------     -----------    ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $2,040,823     $13,663,679    $1,341,312
                             ==========     ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                               PUTNAM VT
                            PUTNAM VT                    PUTNAM VT     PUTNAM VT                             INTERNATIONAL
                           GLOBAL ASSET    PUTNAM VT     GROWTH AND     HEALTH      PUTNAM VT    PUTNAM VT    GROWTH AND
                            ALLOCATION   GLOBAL EQUITY     INCOME      SCIENCES    HIGH YIELD     INCOME        INCOME
                               FUND          FUND           FUND         FUND         FUND         FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------  -----------  -----------  -----------  -------------
ASSETS
  Investments
    Number of Shares.....      269,028       539,189        611,094      33,125       410,490      200,116       27,574
                            ==========    ==========    ===========    ========    ==========   ==========     ========
    Cost.................   $4,762,240    $8,899,412    $15,836,682    $400,457    $4,529,744   $2,523,032     $303,191
                            ==========    ==========    ===========    ========    ==========   ==========     ========
    Market Value.........   $3,096,518    $3,909,120    $11,458,021    $310,383    $2,902,161   $2,591,506     $230,798
  Due from Hartford Life
   Insurance Company.....      --              3,926        --           --               367        4,121       --
  Receivable from fund
   shares sold...........        2,536       --                 569      --            --           --           --
  Other assets...........          277           272        --           --                 6       --           --
                            ----------    ----------    -----------    --------    ----------   ----------     --------
  Total Assets...........    3,099,331     3,913,318     11,458,590     310,383     2,902,534    2,595,627      230,798
                            ----------    ----------    -----------    --------    ----------   ----------     --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        2,536       --                 569      --            --           --           --
  Payable for fund shares
   purchased.............      --              3,926        --           --               367        4,121       --
  Other liabilities......      --            --               1,317           2        --               86            2
                            ----------    ----------    -----------    --------    ----------   ----------     --------
  Total Liabilities......        2,536         3,926          1,886           2           367        4,207            2
                            ----------    ----------    -----------    --------    ----------   ----------     --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $3,096,795    $3,909,392    $11,456,704    $310,381    $2,902,167   $2,591,420     $230,796
                            ==========    ==========    ===========    ========    ==========   ==========     ========

  * Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL
                           INTERNATIONAL       NEW        PUTNAM VT
                              GROWTH      OPPORTUNITIES   INVESTORS
                               FUND           FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -----------
ASSETS
  Investments
    Number of Shares.....      223,898        11,492        61,414
                            ==========      ========      ========
    Cost.................   $3,522,548      $253,396      $661,384
                            ==========      ========      ========
    Market Value.........   $2,272,563      $ 96,647      $434,810
  Due from Hartford Life
   Insurance Company.....          905        --               905
  Receivable from fund
   shares sold...........      --             --            --
  Other assets...........      --                 24        --
                            ----------      --------      --------
  Total Assets...........    2,273,468        96,671       435,715
                            ----------      --------      --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --             --            --
  Payable for fund shares
   purchased.............          905        --               905
  Other liabilities......            7        --                 3
                            ----------      --------      --------
  Total Liabilities......          912        --               908
                            ----------      --------      --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $2,272,556      $ 96,671      $434,807
                            ==========      ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                      PUTNAM VT                 PUTNAM VT
                                           PUTNAM VT                    OTC &      PUTNAM VT    UTILITIES
                            PUTNAM VT         NEW        PUTNAM VT    EMERGING    THE GEORGE   GROWTH AND    PUTNAM VT
                           MONEY MARKET  OPPORTUNITIES   NEW VALUE     GROWTH     PUTNAM FUND    INCOME        VISTA
                               FUND          FUND          FUND         FUND       OF BOSTON      FUND         FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -------------  -----------  -----------  -----------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....     445,589        426,002       69,735       66,425       22,780        72,457      50,638
                             ========     ==========     ========     ========     ========    ==========    ========
    Cost.................    $445,589     $9,928,698     $853,827     $996,001     $236,208    $1,160,122    $873,906
                             ========     ==========     ========     ========     ========    ==========    ========
    Market Value.........    $445,589     $4,950,145     $765,693     $271,677     $218,234    $  693,411    $401,558
  Due from Hartford Life
   Insurance Company.....      --              1,941       --              452       --            --          --
  Receivable from fund
   shares sold...........      --            --            --           --           --            --          --
  Other assets...........          78        --            --           --                3            34      --
                             --------     ----------     --------     --------     --------    ----------    --------
  Total Assets...........     445,667      4,952,086      765,693      272,129      218,237       693,445     401,558
                             --------     ----------     --------     --------     --------    ----------    --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --            --            --           --           --            --          --
  Payable for fund shares
   purchased.............      --              1,941       --              452       --            --          --
  Other liabilities......      --                702       --                2       --            --               4
                             --------     ----------     --------     --------     --------    ----------    --------
  Total Liabilities......      --              2,643       --              454       --            --               4
                             --------     ----------     --------     --------     --------    ----------    --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $445,667     $4,949,443     $765,693     $271,675     $218,237    $  693,445    $401,554
                             ========     ==========     ========     ========     ========    ==========    ========


                            PUTNAM VT
                             VOYAGER
                               FUND
                           SUB-ACCOUNT
                           ------------
ASSETS
  Investments
    Number of Shares.....      553,459
                           ===========
    Cost.................  $21,747,102
                           ===========
    Market Value.........  $11,622,632
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........        6,285
  Other assets...........          852
                           -----------
  Total Assets...........   11,629,769
                           -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        6,285
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                           -----------
  Total Liabilities......        6,285
                           -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $11,623,484
                           ===========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE*     LIABILITY
                                     ------------  ----------  ------------
American Funds Global Growth
 Fund..............................      392,336   $ 0.709176  $    278,235
American Funds Growth Fund.........    2,799,340     0.598421     1,675,184
American Funds Growth-Income
 Fund..............................    2,533,523     0.819043     2,075,064
American Funds Global Small
 Capitalization Fund...............      133,886     0.704466        94,318
Fidelity VIP Asset Manager
 Portfolio.........................      972,644     1.636274     1,591,511
Fidelity VIP Equity-Income Fund....    4,582,802     1.782890     8,170,631
Fidelity VIP Overseas Portfolio....    1,638,628     1.108757     1,816,840
Hartford Advisers HLS Fund.........    4,828,333     2.190023    10,574,160
Hartford Bond HLS Fund.............    4,477,378     1.949909     8,730,479
Hartford Capital Appreciation HLS
 Fund..............................    7,291,518     2.868780    20,917,762
Hartford Dividend and Growth HLS
 Fund..............................    4,146,231     2.237882     9,278,776
Hartford Global Advisers HLS
 Fund..............................      114,808     0.988953       113,540
Hartford Global Leaders HLS Fund...      203,376     0.682881       138,882
Hartford Global Technology HLS
 Fund..............................       65,646     0.452718        29,719
Hartford Growth and Income HLS
 Fund..............................      321,074     0.916970       294,415
Hartford Index HLS Fund............    6,464,655     2.205769    14,259,536
Hartford International
 Opportunities HLS Fund............    2,970,983     1.313864     3,903,467
Hartford MidCap HLS Fund...........    2,051,705     1.737334     3,564,496
Hartford Money Market HLS Fund.....    5,297,481     1.529607     8,103,064
Hartford Mortgage Securities HLS
 Fund..............................      851,714     1.874447     1,596,492
Hartford Small Company HLS Fund....    2,216,929     0.920563     2,040,823
Hartford Stock HLS Fund............    5,882,093     2.322928    13,663,679
Putnam VT Diversified Income
 Fund..............................       93,482    14.348324     1,341,312
Putnam VT Global Asset Allocation
 Fund..............................      174,369    17.760045     3,096,795
Putnam VT Global Equity Fund.......      260,875    14.985684     3,909,392
Putnam VT Growth and Income Fund...      536,448    21.356598    11,456,704
Putnam VT Health Sciences Fund.....       32,167     9.649126       310,381
Putnam VT High Yield Fund..........      185,967    15.605782     2,902,167
Putnam VT Income Fund..............      143,335    18.079459     2,591,420
Putnam VT International Growth and
 Income Fund.......................       27,322     8.447396       230,796
Putnam VT International Growth
 Fund..............................      243,946     9.315833     2,272,556
Putnam VT International New
 Opportunities Fund................       12,850     7.523083        96,671
Putnam VT Investors Fund...........       63,680     6.827953       434,807
Putnam VT Money Market Fund........      293,162     1.520209       445,667
Putnam VT New Opportunities Fund...      356,281    13.891974     4,949,443
Putnam VT New Value Fund...........       67,054    11.418982       765,693
Putnam VT OTC & Emerging Growth
 Fund..............................       61,474     4.419389       271,675
Putnam VT The George Putnam Fund of
 Boston............................       20,423    10.685893       218,237
Putnam VT Utilities Growth and
 Income Fund.......................       46,237    14.997690       693,445
Putnam VT Vista Fund...............       55,580     7.224769       401,554
Putnam VT Voyager Fund.............      532,073    21.845647    11,623,484
                                                               ------------
GRAND TOTAL........................                            $160,923,272
                                                               ============

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                      (This page intentionally left blank)

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $  1,003       $     549       $  21,660
                              --------       ---------       ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --              --
                              --------       ---------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (1)           (339)        (25,207)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (17,236)       (363,200)       (446,837)
                              --------       ---------       ---------
    Net gain (loss) on
     investments.........      (17,237)       (363,539)       (472,044)
                              --------       ---------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(16,234)      $(362,990)      $(450,384)
                              ========       =========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                           AMERICAN FUNDS                                                                          HARTFORD
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   HARTFORD     HARTFORD      CAPITAL
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS     ADVISERS     BOND HLS    APPRECIATION
                                FUND         PORTFOLIO        FUND        PORTFOLIO     HLS FUND       FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............     $    881       $  72,448     $   155,103    $  20,637    $   324,049   $313,195    $   141,423
                              --------       ---------     -----------    ---------    -----------   --------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --              211,113       --            --          91,507        --
                              --------       ---------     -----------    ---------    -----------   --------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (10,043)        (51,439)        (26,261)    (513,507)       (24,864)     9,868        (31,852)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (22,352)       (176,064)     (2,015,484)       1,411     (1,963,271)   348,237     (4,985,210)
                              --------       ---------     -----------    ---------    -----------   --------    -----------
    Net gain (loss) on
     investments.........      (32,395)       (227,503)     (2,041,745)    (512,096)    (1,988,135)   358,105     (5,017,062)
                              --------       ---------     -----------    ---------    -----------   --------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(31,514)      $(155,055)    $(1,675,529)   $(491,459)   $(1,664,086)  $762,807    $(4,875,639)
                              ========       =========     ===========    =========    ===========   ========    ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            HARTFORD     HARTFORD     HARTFORD
                            DIVIDEND      GLOBAL       GLOBAL
                           AND GROWTH    ADVISERS      LEADERS
                            HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   146,618   $     56     $  1,305
                           -----------   --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................      489,054         75       --
                           -----------   --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,458       (230)      (6,502)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,128,213)   (10,552)      (9,092)
                           -----------   --------     --------
    Net gain (loss) on
     investments.........   (2,126,755)   (10,782)     (15,594)
                           -----------   --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(1,491,083)  $(10,651)    $(14,289)
                           ===========   ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            HARTFORD     HARTFORD                    HARTFORD                   HARTFORD     HARTFORD
                             GLOBAL     GROWTH AND     HARTFORD    INTERNATIONAL   HARTFORD       MONEY      MORTGAGE
                           TECHNOLOGY     INCOME        INDEX      OPPORTUNITIES    MIDCAP       MARKET     SECURITIES
                            HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $ --         $    939    $   175,259     $  86,319     $   3,409    $125,422      $23,159
                            --------     --------    -----------     ---------     ---------    --------      -------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --            572,818       --             --             639       --
                            --------     --------    -----------     ---------     ---------    --------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (2,351)        (384)       (58,036)       (8,135)      (32,268)     --              900
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (17,451)     (72,570)    (4,699,311)     (911,551)     (472,844)     --           48,122
                            --------     --------    -----------     ---------     ---------    --------      -------
    Net gain (loss) on
     investments.........    (19,802)     (72,954)    (4,757,347)     (919,686)     (505,112)     --           49,022
                            --------     --------    -----------     ---------     ---------    --------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(19,802)    $(72,015)   $(4,009,270)    $(833,367)    $(501,703)   $126,061      $72,181
                            ========     ========    ===========     =========     =========    ========      =======

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            PUTNAM VT
                           HARTFORD SMALL                  DIVERSIFIED
                              COMPANY      HARTFORD STOCK    INCOME
                              HLS FUND        HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............    $ --           $   156,198      $50,210
                             ---------      -----------      -------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --            --
                             ---------      -----------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       22,299         (441,655)      (8,114)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (686,523)      (4,176,773)       7,262
                             ---------      -----------      -------
    Net gain (loss) on
     investments.........     (664,224)      (4,618,428)        (852)
                             ---------      -----------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(664,224)     $(4,462,230)     $49,358
                             =========      ===========      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                                              PUTNAM VT
                            PUTNAM VT                    PUTNAM VT    PUTNAM VT                             INTERNATIONAL
                           GLOBAL ASSET    PUTNAM VT    GROWTH AND     HEALTH      PUTNAM VT    PUTNAM VT    GROWTH AND
                            ALLOCATION   GLOBAL EQUITY    INCOME      SCIENCES    HIGH YIELD     INCOME        INCOME
                               FUND          FUND          FUND         FUND         FUND         FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  -----------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $  65,174     $    13,474   $   325,682   $    235     $ 339,009    $105,223      $  1,414
                            ---------     -----------   -----------   --------     ---------    --------      --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --            --          --            --          --            --
                            ---------     -----------   -----------   --------     ---------    --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,024)        (38,555)     (352,181)    (4,305)       (1,755)      4,659        (2,605)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (499,976)     (1,071,105)   (2,868,034)   (72,516)     (351,144)     71,023       (31,439)
                            ---------     -----------   -----------   --------     ---------    --------      --------
    Net gain (loss) on
     investments.........    (501,000)     (1,109,660)   (3,220,215)   (76,821)     (352,899)     75,682       (34,044)
                            ---------     -----------   -----------   --------     ---------    --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(435,826)    $(1,096,186)  $(2,894,533)  $(76,586)    $ (13,890)   $180,905      $(32,630)
                            =========     ===========   ===========   ========     =========    ========      ========

  * Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL
                           INTERNATIONAL       NEW        PUTNAM VT
                              GROWTH      OPPORTUNITIES   INVESTORS
                               FUND           FUND          FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  24,766       $  1,006     $   1,834
                             ---------       --------     ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --             --
                             ---------       --------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (126,038)       (12,044)       11,994
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (333,849)        (3,281)     (125,829)
                             ---------       --------     ---------
    Net gain (loss) on
     investments.........     (459,887)       (15,325)     (113,835)
                             ---------       --------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(435,121)      $(14,319)    $(112,001)
                             =========       ========     =========

 ** Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                  PUTNAM VT               PUTNAM VT
                                         PUTNAM VT                  OTC &     PUTNAM VT   UTILITIES
                           PUTNAM VT        NEW       PUTNAM VT   EMERGING   THE GEORGE  GROWTH AND   PUTNAM VT   PUTNAM VT
                          MONEY MARKET OPPORTUNITIES  NEW VALUE    GROWTH    PUTNAM FUND   INCOME       VISTA      VOYAGER
                              FUND         FUND         FUND        FUND      OF BOSTON     FUND        FUND        FUND
                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                          ------------ ------------- ----------- ----------- ----------- ----------- ----------- -----------
INVESTMENT INCOME:
  Dividends..............    $5,382     $   --        $  66,097    $ --       $  4,414    $  29,413   $  --      $   122,987
                             ------     -----------   ---------    --------   --------    ---------   ---------  -----------
CAPITAL GAINS INCOME
 (LOSS)..................    --             --           --          --         --           --          --          --
                             ------     -----------   ---------    --------   --------    ---------   ---------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    --            (388,289)   (144,896)      5,302       (523)     (25,203)     (2,812)    (289,514)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    --          (2,078,008)   (172,356)    (98,410)   (22,772)    (236,701)   (142,950)  (4,230,569)
                             ------     -----------   ---------    --------   --------    ---------   ---------  -----------
    Net gain (loss) on
     investments.........    --          (2,466,297)   (317,252)    (93,108)   (23,295)    (261,904)   (145,762)  (4,520,083)
                             ------     -----------   ---------    --------   --------    ---------   ---------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $5,382     $(2,466,297)  $(251,155)   $(93,108)  $(18,881)   $(232,491)  $(145,762) $(4,397,096)
                             ======     ===========   =========    ========   ========    =========   =========  ===========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................     $  1,003       $      549      $   21,660
  Capital gains income...      --               --              --
  Net realized gain
   (loss) on security
   transactions..........           (1)            (339)        (25,207)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (17,236)        (363,200)       (446,837)
                              --------       ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (16,234)        (362,990)       (450,384)
                              --------       ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       33,951          225,512         198,333
  Net transfers..........      209,456        1,358,898       1,479,861
  Surrenders for benefit
   payments and fees.....           (3)         (36,742)       (113,721)
  Net loan activity......       (1,485)          13,044          34,490
  Cost of insurance......      (13,695)        (109,856)       (132,275)
                              --------       ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      228,224        1,450,856       1,466,688
                              --------       ----------      ----------
  Net increase (decrease)
   in net assets.........      211,990        1,087,866       1,016,304
NET ASSETS:
  Beginning of period....       66,245          587,318       1,058,760
                              --------       ----------      ----------
  End of period..........     $278,235       $1,675,184      $2,075,064
                              ========       ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           AMERICAN FUNDS                                                                          HARTFORD
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   HARTFORD     HARTFORD      CAPITAL
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS     ADVISERS     BOND HLS    APPRECIATION
                                FUND         PORTFOLIO        FUND        PORTFOLIO     HLS FUND       FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................     $    881      $   72,448     $   155,103   $    20,637   $   324,049  $  313,195   $   141,423
  Capital gains income...      --              --              211,113       --            --           91,507       --
  Net realized gain
   (loss) on security
   transactions..........      (10,043)        (51,439)        (26,261)     (513,507)      (24,864)      9,868       (31,852)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (22,352)       (176,064)     (2,015,484)        1,411    (1,963,271)    348,237    (4,985,210)
                              --------      ----------     -----------   -----------   -----------  ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (31,514)       (155,055)     (1,675,529)     (491,459)   (1,664,086)    762,807    (4,875,639)
                              --------      ----------     -----------   -----------   -----------  ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............        5,996         209,943         831,677       228,083     1,604,270     586,712     2,275,585
  Net transfers..........       94,473          38,700         120,682      (620,438)     (126,044)  1,851,378       803,017
  Surrenders for benefit
   payments and fees.....      --             (341,307)       (125,727)      (54,282)     (631,486)   (294,585)     (445,926)
  Net loan activity......       (1,431)        --             (103,921)         (400)      --          (23,577)       (8,966)
  Cost of insurance......       (6,480)       (130,363)       (618,532)     (140,805)     (878,717)   (485,124)   (1,390,203)
                              --------      ----------     -----------   -----------   -----------  ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       92,558        (223,027)        104,179      (587,842)      (31,977)  1,634,804     1,233,507
                              --------      ----------     -----------   -----------   -----------  ----------   -----------
  Net increase (decrease)
   in net assets.........       61,044        (378,082)     (1,571,350)   (1,079,301)   (1,696,063)  2,397,611    (3,642,132)
NET ASSETS:
  Beginning of period....       33,274       1,969,593       9,741,981     2,896,141    12,270,223   6,332,868    24,559,894
                              --------      ----------     -----------   -----------   -----------  ----------   -----------
  End of period..........     $ 94,318      $1,591,511     $ 8,170,631   $ 1,816,840   $10,574,160  $8,730,479   $20,917,762
                              ========      ==========     ===========   ===========   ===========  ==========   ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            HARTFORD     HARTFORD     HARTFORD
                            DIVIDEND      GLOBAL       GLOBAL
                           AND GROWTH    ADVISERS      LEADERS
                            HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................  $   146,618   $     56     $  1,305
  Capital gains income...      489,054         75       --
  Net realized gain
   (loss) on security
   transactions..........        1,458       (230)      (6,502)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,128,213)   (10,552)      (9,092)
                           -----------   --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,491,083)   (10,651)     (14,289)
                           -----------   --------     --------
UNIT TRANSACTIONS:
  Purchases..............    1,003,278      1,614        2,803
  Net transfers..........     (341,994)    34,418      109,744
  Surrenders for benefit
   payments and fees.....     (293,831)    --                1
  Net loan activity......      (64,409)    --             (981)
  Cost of insurance......     (668,915)    (8,361)      (2,252)
                           -----------   --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (365,871)    27,671      109,315
                           -----------   --------     --------
  Net increase (decrease)
   in net assets.........   (1,856,954)    17,020       95,026
NET ASSETS:
  Beginning of period....   11,135,730     96,520       43,856
                           -----------   --------     --------
  End of period..........  $ 9,278,776   $113,540     $138,882
                           ===========   ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                            HARTFORD     HARTFORD                    HARTFORD                   HARTFORD     HARTFORD
                             GLOBAL     GROWTH AND     HARTFORD    INTERNATIONAL   HARTFORD       MONEY      MORTGAGE
                           TECHNOLOGY     INCOME        INDEX      OPPORTUNITIES    MIDCAP       MARKET     SECURITIES
                            HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $ --         $    939    $   175,259    $    86,319   $    3,409   $   125,422  $   23,159
  Capital gains income...     --           --            572,818        --            --               639      --
  Net realized gain
   (loss) on security
   transactions..........     (2,351)        (384)       (58,036)        (8,135)     (32,268)      --              900
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (17,451)     (72,570)    (4,699,311)      (911,551)    (472,844)      --           48,122
                            --------     --------    -----------    -----------   ----------   -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (19,802)     (72,015)    (4,009,270)      (833,367)    (501,703)      126,061      72,181
                            --------     --------    -----------    -----------   ----------   -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............      3,895       42,443      1,700,832        483,544      293,028     4,620,992     165,388
  Net transfers..........      5,106       58,412        111,498       (502,203)   1,803,019    (2,723,186)    876,195
  Surrenders for benefit
   payments and fees.....         16            1       (468,609)      (130,503)     (41,261)   (1,528,624)     (5,414)
  Net loan activity......     --           --            (64,504)        (1,946)      --           (10,633)     (1,477)
  Cost of insurance......     (2,308)     (19,954)      (919,698)      (235,466)    (230,459)     (667,881)    (75,584)
                            --------     --------    -----------    -----------   ----------   -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,709       80,902        359,519       (386,574)   1,824,327      (309,332)    959,108
                            --------     --------    -----------    -----------   ----------   -----------  ----------
  Net increase (decrease)
   in net assets.........    (13,093)       8,887     (3,649,751)    (1,219,941)   1,322,624      (183,271)  1,031,289
NET ASSETS:
  Beginning of period....     42,812      285,528     17,909,287      5,123,408    2,241,872     8,286,335     565,203
                            --------     --------    -----------    -----------   ----------   -----------  ----------
  End of period..........   $ 29,719     $294,415    $14,259,536    $ 3,903,467   $3,564,496   $ 8,103,064  $1,596,492
                            ========     ========    ===========    ===========   ==========   ===========  ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            PUTNAM VT
                           HARTFORD SMALL                  DIVERSIFIED
                              COMPANY      HARTFORD STOCK    INCOME
                              HLS FUND        HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -----------
OPERATIONS:
  Net investment
   income................    $  --          $   156,198    $   50,210
  Capital gains income...       --              --             --
  Net realized gain
   (loss) on security
   transactions..........        22,299        (441,655)       (8,114)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (686,523)     (4,176,773)        7,262
                             ----------     -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (664,224)     (4,462,230)       49,358
                             ----------     -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       263,836       1,940,211       121,334
  Net transfers..........       680,297        (835,773)      618,027
  Surrenders for benefit
   payments and fees.....       (63,065)       (224,929)      (61,173)
  Net loan activity......        (2,702)        (72,522)       (1,464)
  Cost of insurance......      (131,528)     (1,068,915)      (75,413)
                             ----------     -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       746,838        (261,928)      601,311
                             ----------     -----------    ----------
  Net increase (decrease)
   in net assets.........        82,614      (4,724,158)      650,669
NET ASSETS:
  Beginning of period....     1,958,209      18,387,837       690,643
                             ----------     -----------    ----------
  End of period..........    $2,040,823     $13,663,679    $1,341,312
                             ==========     ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                                                                              PUTNAM VT
                            PUTNAM VT                    PUTNAM VT    PUTNAM VT                             INTERNATIONAL
                           GLOBAL ASSET    PUTNAM VT    GROWTH AND     HEALTH      PUTNAM VT    PUTNAM VT    GROWTH AND
                            ALLOCATION   GLOBAL EQUITY    INCOME      SCIENCES    HIGH YIELD     INCOME        INCOME
                               FUND          FUND          FUND         FUND         FUND         FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  -----------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................   $   65,174    $    13,474   $   325,682   $    235    $  339,009   $  105,223     $  1,414
  Capital gains income...      --             --            --          --            --           --           --
  Net realized gain
   (loss) on security
   transactions..........       (1,024)       (38,555)     (352,181)    (4,305)       (1,755)       4,659       (2,605)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (499,976)    (1,071,105)   (2,868,034)   (72,516)     (351,144)      71,023      (31,439)
                            ----------    -----------   -----------   --------    ----------   ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (435,826)    (1,096,186)   (2,894,533)   (76,586)      (13,890)     180,905      (32,630)
                            ----------    -----------   -----------   --------    ----------   ----------     --------
UNIT TRANSACTIONS:
  Purchases..............      185,156        721,139     1,821,889     79,988       301,809      287,296       61,342
  Net transfers..........      (65,484)      (471,610)   (1,939,326)   (43,434)     (136,254)      70,125       69,769
  Surrenders for benefit
   payments and fees.....         (734)      (121,444)     (420,557)    (3,715)      (32,809)     (22,566)     (36,882)
  Net loan activity......      (13,772)       (11,624)       (1,390)    --            (1,291)      (1,861)      --
  Cost of insurance......     (146,678)      (296,305)   (1,065,785)   (36,562)     (176,469)    (144,055)     (20,529)
                            ----------    -----------   -----------   --------    ----------   ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (41,512)      (179,844)   (1,605,169)    (3,723)      (45,014)     188,939       73,700
                            ----------    -----------   -----------   --------    ----------   ----------     --------
  Net increase (decrease)
   in net assets.........     (477,338)    (1,276,030)   (4,499,702)   (80,309)      (58,904)     369,844       41,070
NET ASSETS:
  Beginning of period....    3,574,133      5,185,422    15,956,406    390,690     2,961,071    2,221,576      189,726
                            ----------    -----------   -----------   --------    ----------   ----------     --------
  End of period..........   $3,096,795    $ 3,909,392   $11,456,704   $310,381    $2,902,167   $2,591,420     $230,796
                            ==========    ===========   ===========   ========    ==========   ==========     ========

  * Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                          PUTNAM VT
                            PUTNAM VT   INTERNATIONAL
                          INTERNATIONAL      NEW       PUTNAM VT
                             GROWTH     OPPORTUNITIES  INVESTORS
                              FUND          FUND         FUND
                          SUB-ACCOUNT**  SUB-ACCOUNT  SUB-ACCOUNT
                          ------------- ------------- -----------
OPERATIONS:
  Net investment
   income................  $   24,766      $  1,006     $  1,834
  Capital gains income...     --            --            --
  Net realized gain
   (loss) on security
   transactions..........    (126,038)      (12,044)      11,994
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (333,849)       (3,281)    (125,829)
                           ----------      --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (435,121)      (14,319)    (112,001)
                           ----------      --------     --------
UNIT TRANSACTIONS:
  Purchases..............     252,310        29,510       75,754
  Net transfers..........      84,486       (18,000)      43,605
  Surrenders for benefit
   payments and fees.....    (116,874)       (1,048)        (165)
  Net loan activity......     (33,916)      --            --
  Cost of insurance......    (138,881)      (16,073)     (37,490)
                           ----------      --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      47,125        (5,611)      81,704
                           ----------      --------     --------
  Net increase (decrease)
   in net assets.........    (387,996)      (19,930)     (30,297)
NET ASSETS:
  Beginning of period....   2,660,552       116,601      465,104
                           ----------      --------     --------
  End of period..........  $2,272,556      $ 96,671     $434,807
                           ==========      ========     ========

 ** Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                  PUTNAM VT               PUTNAM VT
                                         PUTNAM VT                  OTC &     PUTNAM VT   UTILITIES
                           PUTNAM VT        NEW       PUTNAM VT   EMERGING   THE GEORGE  GROWTH AND   PUTNAM VT   PUTNAM VT
                          MONEY MARKET OPPORTUNITIES  NEW VALUE    GROWTH    PUTNAM FUND   INCOME       VISTA      VOYAGER
                              FUND         FUND         FUND        FUND      OF BOSTON     FUND        FUND        FUND
                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                          ------------ ------------- ----------- ----------- ----------- ----------- ----------- -----------
OPERATIONS:
  Net investment
   income................  $   5,382    $   --       $   66,097    $ --       $  4,414   $   29,413   $  --      $   122,987
  Capital gains income...     --            --           --          --         --           --          --          --
  Net realized gain
   (loss) on security
   transactions..........     --           (388,289)   (144,896)      5,302       (523)     (25,203)     (2,812)    (289,514)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --         (2,078,008)   (172,356)    (98,410)   (22,772)    (236,701)   (142,950)  (4,230,569)
                           ---------    -----------  ----------    --------   --------   ----------   ---------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      5,382     (2,466,297)   (251,155)    (93,108)   (18,881)    (232,491)   (145,762)  (4,397,096)
                           ---------    -----------  ----------    --------   --------   ----------   ---------  -----------
UNIT TRANSACTIONS:
  Purchases..............    158,392      1,015,190     133,669      63,352     28,845      135,306      93,171    1,784,433
  Net transfers..........   (365,713)    (1,266,392)   (271,653)    (12,622)    52,710      (55,738)    127,497   (1,374,272)
  Surrenders for benefit
   payments and fees.....     (7,873)      (144,081)    (15,226)    (13,085)    (3,707)     (16,124)    (13,648)    (296,397)
  Net loan activity......     --            (23,971)     --          --         --          (48,372)     --          (71,462)
  Cost of insurance......    (22,873)      (444,781)    (85,953)    (37,411)   (17,636)     (92,270)    (45,505)    (862,224)
                           ---------    -----------  ----------    --------   --------   ----------   ---------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (238,067)      (864,035)   (239,163)        234     60,212      (77,198)    161,515     (819,922)
                           ---------    -----------  ----------    --------   --------   ----------   ---------  -----------
  Net increase (decrease)
   in net assets.........   (232,685)    (3,330,332)   (490,318)    (92,874)    41,331     (309,689)     15,753   (5,217,018)
NET ASSETS:
  Beginning of period....    678,352      8,279,775   1,256,011     364,549    176,906    1,003,134     385,801   16,840,502
                           ---------    -----------  ----------    --------   --------   ----------   ---------  -----------
  End of period..........  $ 445,667    $ 4,949,443  $  765,693    $271,675   $218,237   $  693,445   $ 401,554  $11,623,484
                           =========    ===========  ==========    ========   ========   ==========   =========  ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................     $   363         $  1,215       $    5,145
  Capital gains income...       4,454           69,512           28,855
  Net realized gain
   (loss) on security
   transactions..........          61              (56)             131
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (6,801)         (70,143)          34,241
                              -------         --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,923)             528           68,372
UNIT TRANSACTIONS:
  Purchases..............      15,723           56,934           45,800
  Net transfers..........      56,049          559,528          978,536
  Surrenders for benefit
   payments and fees.....         (79)          (1,019)          (2,719)
  Net loan activity......      --               (1,828)            (493)
  Cost of insurance......      (3,525)         (26,825)         (30,736)
                              -------         --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      68,168          586,790          990,388
  Net increase (decrease)
   in net assets.........      66,245          587,318        1,058,760
NET ASSETS:
  Beginning of period....      --              --               --
                              -------         --------       ----------
  End of period..........     $66,245         $587,318       $1,058,760
                              =======         ========       ==========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           AMERICAN FUNDS                                                                             HARTFORD
                            GLOBAL SMALL   FIDELITY VIP II  FIDELITY VIP   FIDELITY VIP    HARTFORD     HARTFORD      CAPITAL
                           CAPITALIZATION   ASSET MANAGER   EQUITY-INCOME    OVERSEAS    ADVISERS HLS   BOND HLS    APPRECIATION
                                FUND          PORTFOLIO         FUND        PORTFOLIO        FUND         FUND        HLS FUND
                           SUB-ACCOUNT**     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ---------------  -------------  ------------  ------------  -----------  ------------
OPERATIONS:
  Net investment
   income................     $    95         $   85,662     $   167,381   $   190,472   $   345,738   $  281,539   $   163,968
  Capital gains income...         757             32,123         470,262       301,069       592,419       --         7,140,983
  Net realized gain
   (loss) on security
   transactions..........         147            (10,936)        (12,953)     (106,612)      (12,042)      69,178       (76,260)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (2,129)          (197,771)     (1,134,775)   (1,257,912)   (1,496,180)     136,768    (9,118,917)
                              -------         ----------     -----------   -----------   -----------   ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,130)           (90,922)       (510,085)     (872,983)     (570,065)     487,485    (1,890,226)
UNIT TRANSACTIONS:
  Purchases..............      --                205,859         912,114       280,246     1,645,623      428,796     2,420,925
  Net transfers..........      36,022            (21,468)         (2,135)     (419,018)      370,026     (598,229)       32,437
  Surrenders for benefit
   payments and fees.....         (18)           (22,185)       (217,064)      (25,510)     (325,597)     (87,017)     (624,263)
  Net loan activity......        (687)           (28,411)        (58,992)          (18)      (27,795)     (30,030)     (138,349)
  Cost of insurance......        (913)          (139,404)       (541,592)     (149,065)     (932,267)    (318,098)   (1,491,162)
                              -------         ----------     -----------   -----------   -----------   ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      34,404             (5,609)         92,331      (313,365)      729,990     (604,578)      199,588
  Net increase (decrease)
   in net assets.........      33,274            (96,531)       (417,754)   (1,186,348)      159,925     (117,093)   (1,690,638)
NET ASSETS:
  Beginning of period....      --              2,066,124      10,159,735     4,082,489    12,110,298    6,449,961    26,250,532
                              -------         ----------     -----------   -----------   -----------   ----------   -----------
  End of period..........     $33,274         $1,969,593     $ 9,741,981   $ 2,896,141   $12,270,223   $6,332,868   $24,559,894
                              =======         ==========     ===========   ===========   ===========   ==========   ===========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD      HARTFORD      HARTFORD
                            DIVIDEND       GLOBAL        GLOBAL
                           AND GROWTH     ADVISERS       LEADERS
                            HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT*  SUB-ACCOUNT**
                           -----------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $   169,383    $   706        $   253
  Capital gains income...      681,856      3,579            174
  Net realized gain
   (loss) on security
   transactions..........         (849)       (51)           148
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,259,624)    (4,691)        (1,893)
                           -----------    -------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (409,234)      (457)        (1,318)
UNIT TRANSACTIONS:
  Purchases..............    1,236,097        690          4,431
  Net transfers..........      783,468     99,867         42,799
  Surrenders for benefit
   payments and fees.....     (304,482)    (3,981)             1
  Net loan activity......      (16,845)    --             (1,000)
  Cost of insurance......     (597,682)    (3,212)        (1,057)
                           -----------    -------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,100,556     93,364         45,174
  Net increase (decrease)
   in net assets.........      691,322     92,907         43,856
NET ASSETS:
  Beginning of period....   10,444,408      3,613         --
                           -----------    -------        -------
  End of period..........  $11,135,730    $96,520        $43,856
                           ===========    =======        =======

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.
 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             HARTFORD      HARTFORD                    HARTFORD                   HARTFORD     HARTFORD
                              GLOBAL      GROWTH AND     HARTFORD    INTERNATIONAL   HARTFORD       MONEY      MORTGAGE
                            TECHNOLOGY      INCOME        INDEX      OPPORTUNITIES    MIDCAP       MARKET     SECURITIES
                                HLS        HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT**  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------  -------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $--          $ --        $   159,907    $     6,292   $   --       $   238,215   $ 17,032
  Capital gains income...      --            13,273        323,985        702,000      211,021            70     --
  Net realized gain
   (loss) on security
   transactions..........      (5,350)      (10,422)       (19,782)        (5,439)     (30,136)      --          (1,085)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,057       (29,072)    (2,970,997)    (1,810,718)    (206,195)      --           7,861
                              -------      --------    -----------    -----------   ----------   -----------   --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (4,293)      (26,221)    (2,506,887)    (1,107,865)     (25,310)      238,285     23,808
UNIT TRANSACTIONS:
  Purchases..............      --            78,934      1,688,970        628,014      303,834     5,267,798     67,199
  Net transfers..........      48,520       (89,370)      (235,204)       163,106      565,235    (1,012,193)   265,959
  Surrenders for benefit
   payments and fees.....        (418)       (9,841)      (264,794)      (209,378)     (47,335)   (1,495,051)   (14,532)
  Net loan activity......      --            --            (25,529)        15,467         (148)      (91,776)       708
  Cost of insurance......        (997)      (22,916)      (831,419)      (239,024)    (124,609)     (346,828)   (31,003)
                              -------      --------    -----------    -----------   ----------   -----------   --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      47,105       (43,193)       332,024        358,185      696,977     2,321,950    288,331
  Net increase (decrease)
   in net assets.........      42,812       (69,414)    (2,174,863)      (749,680)     671,667     2,560,235    312,139
NET ASSETS:
  Beginning of period....      --           354,942     20,084,150      5,873,088    1,570,205     5,726,100    253,064
                              -------      --------    -----------    -----------   ----------   -----------   --------
  End of period..........     $42,812      $285,528    $17,909,287    $ 5,123,408   $2,241,872   $ 8,286,335   $565,203
                              =======      ========    ===========    ===========   ==========   ===========   ========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                            PUTNAM VT
                           HARTFORD SMALL                  DIVERSIFIED
                              COMPANY      HARTFORD STOCK    INCOME
                              HLS FUND        HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -----------
OPERATIONS:
  Net investment
   income................    $  --          $   147,554     $ 38,739
  Capital gains income...       126,969       1,581,433       --
  Net realized gain
   (loss) on security
   transactions..........         7,822        (373,487)       1,632
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (333,664)     (4,311,174)     (19,467)
                             ----------     -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (198,873)     (2,955,674)      20,904
                             ----------     -----------     --------
UNIT TRANSACTIONS:
  Purchases..............       222,728       2,271,654      125,623
  Net transfers..........     1,149,609      (2,035,142)     124,584
  Surrenders for benefit
   payments and fees.....       (45,023)       (454,163)     (68,161)
  Net loan activity......          (606)         12,510        1,417
  Cost of insurance......      (104,839)     (1,059,685)     (54,000)
                             ----------     -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,221,869      (1,264,826)     129,463
                             ----------     -----------     --------
  Net increase (decrease)
   in net assets.........     1,022,996      (4,220,500)     150,367
NET ASSETS:
  Beginning of period....       935,213      22,608,337      540,276
                             ----------     -----------     --------
  End of period..........    $1,958,209     $18,387,837     $690,643
                             ==========     ===========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                                                                              PUTNAM VT
                            PUTNAM VT                    PUTNAM VT    PUTNAM VT                             INTERNATIONAL
                           GLOBAL ASSET    PUTNAM VT    GROWTH AND     HEALTH      PUTNAM VT    PUTNAM VT    GROWTH AND
                            ALLOCATION   GLOBAL GROWTH    INCOME      SCIENCES    HIGH YIELD     INCOME        INCOME
                               FUND          FUND          FUND         FUND         FUND         FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  -----------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................   $   44,641    $   --        $   267,825   $    162    $  410,042   $  161,055     $  1,082
  Capital gains income...      420,469      1,542,549       186,960     --            --           --            5,921
  Net realized gain
   (loss) on security
   transactions..........      (10,374)       (35,517)      (30,855)    (3,477)       (4,889)       9,465          202
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (814,440)    (3,790,685)   (1,483,793)   (74,104)     (299,224)       6,967      (35,423)
                            ----------    -----------   -----------   --------    ----------   ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (359,704)    (2,283,653)   (1,059,863)   (77,419)      105,929      177,487      (28,218)
                            ----------    -----------   -----------   --------    ----------   ----------     --------
UNIT TRANSACTIONS:
  Purchases..............      223,326        953,082     2,192,327     77,573       457,963      272,568       28,742
  Net transfers..........     (305,607)      (436,174)      (93,757)    35,780      (193,914)    (205,690)     115,388
  Surrenders for benefit
   payments and fees.....      (67,688)      (221,230)     (490,497)    (5,301)      (58,739)    (147,306)      (2,974)
  Net loan activity......      --             (31,515)      (12,190)       (85)          163       37,369       --
  Cost of insurance......     (158,161)      (330,611)   (1,056,471)   (28,319)     (177,187)    (154,361)     (11,795)
                            ----------    -----------   -----------   --------    ----------   ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (308,130)       (66,448)      539,412     79,648        28,286     (197,420)     129,361
                            ----------    -----------   -----------   --------    ----------   ----------     --------
  Net increase (decrease)
   in net assets.........     (667,834)    (2,350,101)     (520,451)     2,229       134,215      (19,933)     101,143
NET ASSETS:
  Beginning of period....    4,241,967      7,535,523    16,476,857    388,461     2,826,856    2,241,509       88,583
                            ----------    -----------   -----------   --------    ----------   ----------     --------
  End of period..........   $3,574,133    $ 5,185,422   $15,956,406   $390,690    $2,961,071   $2,221,576     $189,726
                            ==========    ===========   ===========   ========    ==========   ==========     ========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                          PUTNAM VT
                            PUTNAM VT   INTERNATIONAL
                          INTERNATIONAL      NEW       PUTNAM VT
                             GROWTH     OPPORTUNITIES  INVESTORS
                              FUND          FUND         FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                          ------------- ------------- -----------
OPERATIONS:
  Net investment
   income................  $    8,847      $--         $     479
  Capital gains income...     276,958       --            --
  Net realized gain
   (loss) on security
   transactions..........      (8,798)      (59,405)     (31,334)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (839,989)       (3,379)    (124,682)
                           ----------      --------    ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (562,982)      (62,784)    (155,537)
                           ----------      --------    ---------
UNIT TRANSACTIONS:
  Purchases..............     230,296        48,991      105,873
  Net transfers..........     868,237       (79,783)     (65,764)
  Surrenders for benefit
   payments and fees.....     (51,545)       (8,510)      (9,236)
  Net loan activity......        (796)      --               (61)
  Cost of insurance......    (106,475)      (19,321)     (29,902)
                           ----------      --------    ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     939,717       (58,623)         910
                           ----------      --------    ---------
  Net increase (decrease)
   in net assets.........     376,735      (121,407)    (154,627)
NET ASSETS:
  Beginning of period....   2,181,304       238,008      619,731
                           ----------      --------    ---------
  End of period..........  $2,558,039      $116,601    $ 465,104
                           ==========      ========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                  PUTNAM VT               PUTNAM VT
                                         PUTNAM VT                  OTC &     PUTNAM VT   UTILITIES
                           PUTNAM VT        NEW       PUTNAM VT   EMERGING   THE GEORGE  GROWTH AND    PUTNAM VT   PUTNAM VT
                          MONEY MARKET OPPORTUNITIES  NEW VALUE    GROWTH    PUTNAM FUND   INCOME        VISTA      VOYAGER
                              FUND         FUND         FUND        FUND      OF BOSTON     FUND         FUND        FUND
                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                          ------------ ------------- ----------- ----------- ----------- -----------  ----------- -----------
OPERATIONS:
  Net investment
   income................   $ 11,179    $   --       $    8,869   $  --       $  2,853   $   36,586    $  --      $    20,992
  Capital gains income...     --          1,853,053      23,862      --         --           61,898       50,704    4,285,432
  Net realized gain
   (loss) on security
   transactions..........     --            (12,846)    (27,540)    (26,238)    (2,060)     (22,777)     (15,609)      (2,997)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --         (5,577,872)        620    (212,583)    (2,188)    (379,412)    (222,417)  (9,126,573)
                            --------    -----------  ----------   ---------   --------   ----------    ---------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     11,179     (3,737,665)      5,811    (238,821)    (1,395)    (303,705)    (187,322)  (4,823,146)
                            --------    -----------  ----------   ---------   --------   ----------    ---------  -----------
UNIT TRANSACTIONS:
  Purchases..............    142,979      1,372,198      88,139     131,057     28,072      163,414      101,862    2,059,357
  Net transfers..........    330,497       (957,989)    470,330      52,087     73,025       13,871      (34,531)    (438,199)
  Surrenders for benefit
   payments and fees.....    (29,578)      (329,915)     (6,115)    (11,404)    (1,475)     (71,523)      (5,981)    (590,193)
  Net loan activity......        940        (72,260)    (18,931)     --         --           --           --         (134,790)
  Cost of insurance......    (22,191)      (539,614)    (66,307)    (29,897)   (16,137)     (95,233)     (32,358)    (966,231)
                            --------    -----------  ----------   ---------   --------   ----------    ---------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    422,647       (527,580)    467,116     141,843     83,485       10,529       28,992      (70,056)
                            --------    -----------  ----------   ---------   --------   ----------    ---------  -----------
  Net increase (decrease)
   in net assets.........    433,826     (4,265,245)    472,927     (96,978)    82,090     (293,176)    (158,330)  (4,893,202)
NET ASSETS:
  Beginning of period....    244,526     12,545,020     783,084     461,527     94,816    1,296,310      544,131   21,733,704
                            --------    -----------  ----------   ---------   --------   ----------    ---------  -----------
  End of period..........   $678,352    $ 8,279,775  $1,256,011   $ 364,549   $176,906   $1,003,134    $ 385,801  $16,840,502
                            ========    ===========  ==========   =========   ========   ==========    =========  ===========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds ("the Funds") as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-38 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                            SUM OF       SUM OF
                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
American Funds Global Growth Fund.......  $   241,489  $    12,260
American Funds Growth Fund..............    1,665,418      214,014
American Funds Growth-Income Fund.......    2,218,500      730,165
American Funds Global Small
 Capitalization Fund....................      175,268       81,829
Fidelity VIP Asset Manager Portfolio....      282,872      434,015
Fidelity VIP Equity-Income Fund.........    1,527,359    1,057,576
Fidelity VIP Overseas Portfolio.........      285,257      851,429
Hartford Advisers HLS Fund..............    2,120,007    1,827,936
Hartford Bond HLS Fund..................    3,379,612    1,340,097
Hartford Capital Appreciation HLS
 Fund...................................    3,620,537    2,245,491
Hartford Dividend and Growth HLS Fund...    2,741,830    2,472,051
Hartford Global Advisers HLS Fund.......       35,058        7,256
Hartford Global Leaders HLS Fund........      153,119       42,499
Hartford Global Technology HLS Fund.....       18,006       11,298
Hartford Growth and Income HLS Fund.....      135,605       53,763
Hartford Index HLS Fund.................    3,112,759    2,006,004
Hartford International Opportunities HLS
 Fund...................................      791,087    1,091,385
Hartford MidCap HLS Fund................    2,855,220    1,027,476
Hartford Money Market HLS Fund..........    6,200,762    6,384,145
Hartford Mortgage Securities HLS Fund...    1,199,770      217,503
Hartford Small Company HLS Fund.........    1,124,024      377,188
Hartford Stock HLS Fund.................    2,159,854    2,265,903
Putnam VT Diversified Income Fund.......    1,376,419      724,898
Putnam VT Global Asset Allocation
 Fund...................................      297,268      273,568
Putnam VT Global Equity Fund............      680,058      846,352
Putnam VT Growth and Income Fund........    1,531,964    2,811,749
Putnam VT Health Sciences Fund..........       84,115       87,604
Putnam VT High Yield Fund...............      738,791      444,794
Putnam VT Income Fund...................      874,703      580,535
Putnam VT International Growth and
 Income Fund............................      154,816       79,701
Putnam VT International Growth Fund.....      730,384      658,495
Putnam VT International New
 Opportunities Fund.....................       25,791       30,393
Putnam VT Investors Fund................      282,654      199,118
Putnam VT Money Market Fund.............      520,290      752,980
Putnam VT New Opportunities Fund........      854,980    1,719,317
Putnam VT New Value Fund................      755,351      928,417
Putnam VT OTC & Emerging Growth Fund....      228,778      228,545
Putnam VT The George Putnam Fund of
 Boston.................................       93,560       28,934
Putnam VT Utilities Growth and Income
 Fund...................................      153,267      201,042
Putnam VT Vista Fund....................      270,740      109,228
Putnam VT Voyager Fund..................    1,294,165    1,990,793
                                          -----------  -----------
                                          $46,991,507  $37,447,746
                                          ===========  ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                                                   NET INCREASE
FUND                                 UNITS ISSUED  UNITS REDEEMED   (DECREASE)
----                                 ------------  --------------  ------------
American Funds Global Growth
 Fund..............................      333,532          20,933       312,599
American Funds Growth Fund.........    2,475,937         418,048     2,057,889
American Funds Growth-Income
 Fund..............................    2,474,729         996,778     1,477,951
American Funds Global Small
 Capitalization Fund...............      202,506         106,854        95,652
Fidelity VIP Asset Manager
 Portfolio.........................      148,843         274,848      (126,005)
Fidelity VIP Equity-Income Fund....      842,064         797,449        44,615
Fidelity VIP Overseas Portfolio....      267,018         710,755      (443,737)
Hartford Advisers HLS Fund.........    1,119,440       1,121,181        (1,741)
Hartford Bond HLS Fund.............    1,826,993         924,862       902,131
Hartford Capital Appreciation HLS
 Fund..............................    1,700,392       1,283,448       416,944
Hartford Dividend and Growth HLS
 Fund..............................    1,141,989       1,263,890      (121,901)
Hartford Global Advisers HLS
 Fund..............................       34,118           8,175        25,943
Hartford Global Leaders HLS Fund...      207,998          56,317       151,681
Hartford Global Technology HLS
 Fund..............................       40,279          32,710         7,569
Hartford Growth and Income HLS
 Fund..............................      140,972          54,518        86,454
Hartford Index HLS Fund............    1,283,537       1,115,564       167,973
Hartford International
 Opportunities HLS Fund............      671,101         900,372      (229,271)
Hartford MidCap HLS Fund...........    1,614,382         669,594       944,788
Hartford Money Market HLS Fund.....    6,214,731       6,413,968      (199,237)
Hartford Mortgage Securities HLS
 Fund..............................      661,327         135,732       525,595
Hartford Small Company HLS Fund....    1,132,003         399,238       732,765
Hartford Stock HLS Fund............    1,227,576       1,341,938      (114,362)
Putnam VT Diversified Income
 Fund..............................       97,539          55,174        42,365
Putnam VT Global Asset Allocation
 Fund..............................       15,523          17,521        (1,998)
Putnam VT Global Equity Fund.......       61,774          70,244        (8,470)
Putnam VT Growth and Income Fund...      101,069         171,389       (70,320)
Putnam VT Health Sciences Fund.....        8,848           8,989          (141)
Putnam VT High Yield Fund..........       33,926          36,681        (2,755)
Putnam VT Income Fund..............       47,015          36,504        10,511
Putnam VT International Growth and
 Income Fund.......................       17,644           9,712         7,932
Putnam VT International Growth
 Fund..............................       84,392          77,808         6,584
Putnam VT International New
 Opportunities Fund................        3,900           4,463          (563)
Putnam VT Investors Fund...........       41,094          29,400        11,694
Putnam VT Money Market Fund........      342,629         502,195      (159,566)
Putnam VT New Opportunities Fund...       81,321         140,496       (59,175)
Putnam VT New Value Fund...........       54,579          80,538       (25,959)
Putnam VT OTC & Emerging Growth
 Fund..............................       54,003          48,573         5,430
Putnam VT The George Putnam Fund of
 Boston............................        8,362           3,076         5,286
Putnam VT Utilities Growth and
 Income Fund.......................        8,955          13,664        (4,709)
Putnam VT Vista Fund...............       33,484          15,082        18,402
Putnam VT Voyager Fund.............       87,970         123,763       (35,793)

_____________________________________ SA-40 ____________________________________

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2002  Lowest contract charges      392,336  $ 0.709176     $  278,235     --          0.66%       (14.64)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       79,737    0.830793         66,245     --          0.91%       (16.92)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
AMERICAN FUNDS GROWTH FUND
  2002  Lowest contract charges    2,799,340    0.598421      1,675,184     --          0.04%       (24.45)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      741,450    0.792121        587,318     --          0.45%       (20.79)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2002  Lowest contract charges    2,533,523    0.819043      2,075,064     --          1.11%       (18.34)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    1,055,572    1.003020      1,058,760     --          1.24%         0.30%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2002  Lowest contract charges      133,886    0.704466         94,318     --          1.06%       (19.05)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       38,235    0.870271         33,274     --          0.60%       (12.97)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2002  Lowest contract charges      972,644    1.636274      1,591,511     --          4.50%        (8.73)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    1,098,649    1.792741      1,969,593     --          4.21%        (4.09)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
FIDELITY VIP EQUITY-INCOME FUND
  2002  Lowest contract charges    4,582,802     1.78289      8,170,631     --          1.73%       (16.95)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    4,538,187    2.146668      9,741,981     --          1.68%        (4.96)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
FIDELITY VIP OVERSEAS PORTFOLIO
  2002  Lowest contract charges    1,638,628  $ 1.108757     $1,816,840     --          0.88%       (20.28)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    2,082,364    1.390795      2,896,141     --          5.43%       (21.17)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges    4,828,333    2.190023     10,574,160     --          2.95%       (13.79)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    4,830,074    2.540380     12,270,223     --          2.86%        (4.64)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD BOND HLS FUND
  2002  Lowest contract charges    4,477,378    1.949909      8,730,479     --          4.17%        10.08%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    3,575,248    1.771309      6,332,868     --          4.71%         8.68%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges    7,291,518     2.86878     20,917,762     --          0.64%       (19.70)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    6,874,573    3.572570     24,559,894     --          0.64%        (6.94)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2002  Lowest contract charges    4,146,231    2.237882      9,278,776     --          1.47%       (14.23)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    4,268,131    2.609041     11,135,730     --          1.58%        (4.04)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2002  Lowest contract charges      114,808    0.988953        113,540     --          0.05%        (8.95)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       88,865    1.086141         96,520     --          1.15%        (6.25)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --

_____________________________________ SA-42 ____________________________________

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges      203,376  $ 0.682881     $  138,882     --          3.28%       (19.51)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       51,695    0.848373         43,856     --          0.45%       (15.16)%
        Highest contract charges      --          --            --          --         --
        Remaining contract
        charges                       --          --            --          --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2002  Lowest contract charges       65,646    0.452718         29,719     --         --           (38.59)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       58,077    0.737165         42,812     --         --           (26.28)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges      321,074     0.91697        294,415     --          0.37%       (24.65)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      234,620    1.216983        285,528     --         --            (8.02)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges    6,464,655    2.205769     14,259,536     --          1.13%       (22.45)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    6,296,682    2.844242     17,909,287     --          0.86%       (12.31)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges    2,970,983    1.313864      3,903,467     --          1.99%       (17.93)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    3,200,254    1.600938      5,123,408     --          0.12%       (18.73)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges    2,051,705    1.737334      3,564,496     --          0.11%       (14.22)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    1,106,917    2.025330      2,241,872     --         --            (3.62)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges    5,297,481  $ 1.529607     $8,103,064     --          1.46%         1.47%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    5,496,718    1.507506      8,286,335     --          3.60%         3.87%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2002  Lowest contract charges      851,714    1.874447      1,596,492     --          2.36%         8.15%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      326,119    1.733120        565,203     --          4.17%         7.50%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD SMALL COMPANY HLS FUND
  2002  Lowest contract charges    2,216,929    0.920563      2,040,823     --         --           (30.23)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    1,484,164    1.319402      1,958,209     --         --           (14.92)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
HARTFORD STOCK HLS FUND
  2002  Lowest contract charges    5,882,093    2.322928     13,663,679     --          1.01%       (24.25)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges    5,996,456    3.066451     18,387,837     --          0.72%       (12.23)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT DIVERSIFIED INCOME FUND
  2002  Lowest contract charges       93,482   14.348324      1,341,312     --          3.97%         6.20%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       51,117   13.510984        690,643     --          6.66%         3.82%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2002  Lowest contract charges      174,369   17.760045      3,096,795     --          1.97%       (12.36)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      176,366   20.265402      3,574,133     --          1.15%        (8.35)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --

_____________________________________ SA-44 ____________________________________

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
PUTNAM VT GLOBAL EQUITY FUND
  2002  Lowest contract charges      260,875  $14.985684     $3,909,392     --          0.31%       (22.16)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      269,345   19.251979      5,185,422     --         --           (29.66)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT GROWTH AND INCOME FUND
  2002  Lowest contract charges      536,448   21.356598     11,456,704     --          2.38%       (18.79)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      606,768   26.297364     15,956,406     --          1.66%        (6.16)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT HEALTH SCIENCES FUND
  2002  Lowest contract charges       32,167    9.649126        310,381     --          0.07%       (20.21)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       32,308   12.092641        390,690     --          0.05%       (19.53)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT HIGH YIELD FUND
  2002  Lowest contract charges      185,967   15.605782      2,902,167     --         12.04%        (0.54)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      188,722   15.690083      2,961,071     --         13.56%         3.87%
        Highest contract charges      --          --            --          --         --
        Remaining contract
        charges                       --          --            --          --         --
PUTNAM VT INCOME FUND
  2002  Lowest contract charges      143,335   18.079459      2,591,420     --          4.50%         8.09%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      132,824   16.725709      2,221,576     --          6.51%         7.53%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2002  Lowest contract charges       27,322    8.447396        230,796     --          0.65%       (13.67)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       19,389    9.785153        189,726     --          0.69%       (20.67)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
PUTNAM VT INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges      243,946  $ 9.315833     $2,272,556     --          1.00%       (17.52)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      226,490   11.294275      2,558,039     --          0.35%       (20.41)%
        Highest contract charges      --          --            --          --         --
        Remaining contract
        charges                       --          --            --          --         --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2002  Lowest contract charges       12,850    7.523083         96,671     --          0.96%       (13.46)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       13,413    8.693232        116,601     --         --           (28.52)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT INVESTORS FUND
  2002  Lowest contract charges       63,680    6.827953        434,807     --          0.39%       (23.68)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       51,987    8.946510        465,104     --          0.10%       (24.61)%
        Highest contract charges      --          --            --          --         --
        Remaining contract
        charges                       --          --            --          --         --
PUTNAM VT MONEY MARKET FUND
  2002  Lowest contract charges      293,162    1.520209        445,667     --          1.46%         1.46%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      452,727    1.498367        678,352     --          3.34%         4.00%
        Highest contract charges      --          --            --          --         --
        Remaining contract
        charges                       --          --            --          --         --
PUTNAM VT NEW OPPORTUNITIES FUND
  2002  Lowest contract charges      356,281   13.891974      4,949,443     --         --           (30.29)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      415,456   19.929373      8,279,775     --         --           (29.99)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT NEW VALUE FUND
  2002  Lowest contract charges       67,054   11.418982        765,693     --          5.38%       (15.44)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       93,014   13.503535      1,256,011     --          0.79%         3.61%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --

_____________________________________ SA-46 ____________________________________

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
PUTNAM VT OTC & EMERGING GROWTH FUND
  2002  Lowest contract charges       61,474  $ 4.419389     $  271,675     --         --           (32.06)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       56,043    6.504819        364,549     --         --           (45.57)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2002  Lowest contract charges       20,423   10.685893        218,237     --          2.21%        (8.57)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       15,137   11.687147        176,906     --          1.36%         0.74%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2002  Lowest contract charges       46,237    14.99769        693,445     --          3.69%       (23.83)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       50,945   19.690377      1,003,134     --          3.11%       (22.15)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT VISTA FUND
  2002  Lowest contract charges       55,580    7.224769        401,554     --         --           (30.38)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges       37,178   10.377065        385,801     --         --           (33.40)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
PUTNAM VT VOYAGER FUND
  2002  Lowest contract charges      532,073   21.845647     11,623,484     --          0.87%       (26.34)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --
  2001  Lowest contract charges      567,866   29.655765     16,840,502     --          0.11%       (22.24)%
        Highest contract charges      --          --            --          --         --           --
        Remaining contract
        charges                       --          --            --          --         --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-48 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                      ------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 (d) of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2003

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------

                                                        2002     2001     2000
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,079   $2,157   $2,109
   Earned premiums and other                              66       94       97
   Net investment income                               1,583    1,495    1,326
   Net realized capital losses                          (288)     (91)     (85)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,440    3,655    3,447
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,766    1,703    1,495
   Insurance expenses and other                          650      622      600
   Amortization of deferred policy acquisition
    costs and present value of future profits            531      566      604
   Dividends to policyholders                             65       68       67
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    3,012    2,959    2,766
 -----------------------------------------------------------------------------
   Income before income tax expense and cumulative
    effect of
    accounting changes                                   428      696      681
   Income tax expense                                      2       44      194
   Income before cumulative effect of accounting
    changes                                              426      652      487
   Cumulative effect of accounting changes, net of
    tax                                                   --       (6)      --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  426   $  646   $  487
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2002       2001
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $23,675 and $18,933)     $ 24,786   $ 19,142
   Equity securities, available for sale, at fair
    value (cost of $137 and $71)                           120         64
   Policy loans, at outstanding balance                  2,895      3,278
   Other investments                                       918      1,136
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     28,719     23,620
 ------------------------------------------------------------------------
   Cash                                                     79         87
   Premiums receivable and agents' balances                 15         10
   Reinsurance recoverables                              1,477      1,215
   Deferred policy acquisition costs and present
    value of future profits                              5,479      5,338
   Deferred income taxes                                  (243)       (11)
   Goodwill                                                186        186
   Other assets                                          1,073        724
   Separate account assets                             105,316    114,261
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $142,101   $145,430
 ------------------------------------------------------------------------
 LIABILITIES
   Reserve for future policy benefits                 $  6,658   $  6,050
   Other policyholder funds                             22,103     18,412
   Other liabilities                                     2,207      1,949
   Separate account liabilities                        105,316    114,261
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    136,284    140,672
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 13
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       2,041      1,806
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                           574        177
     Foreign currency translation adjustments               (1)        (2)
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME        573        175
 ------------------------------------------------------------------------
   Retained earnings                                     3,197      2,771
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      5,817      4,758
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $142,101   $145,430
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                    Accumulated Other
                                                               Comprehensive Income (Loss)
                                                          --------------------------------------
                                                             Net
                                                          Unrealized     Net Gain on
                                                          Capital Gains  Cash Flow     Foreign
                                                          (Losses) on    Hedging       Currency              Total
                                           Common Capital Securities,    Instruments, Translation Retained Stockholder's
                                           Stock  Surplus Net of Tax     Net of Tax   Adjustments Earnings  Equity
                                           ----------------------------------------------------------------------------
                                                                          (In millions)
 2002
 Balance, December 31, 2001                 $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
 Comprehensive income
   Net income                                                                                        426         426
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  349                                              349
   Net gain on cash flow hedging
    instruments                                                               48                                  48
   Cumulative translation adjustments                                                       1                      1
 Total other comprehensive income                                                                                398
   Total comprehensive income                                                                                    824
 Capital contribution from parent                    235                                                         235
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2002   $6    $2,041      $ 463         $111      $    (1)    $3,197      $5,817
                                           ----------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                 $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
 Comprehensive income
   Net income                                                                                        646         646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                  (18)          21                                   3
   Net change in unrealized capital gains
    (losses) on securities (3)                                  116                                              116
   Net gain on cash flow hedging
    instruments                                                               42                                  42
   Cumulative translation adjustments                                                      (2)                    (2)
 Total other comprehensive income                                                                                159
   Total comprehensive income                                                                                    805
 Capital contribution from parent                    761                                                         761
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2001   $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
                                           ----------------------------------------------------------------------------
 2000
 Balance, December 31, 1999                 $6    $1,045      $(255)        $ --      $    --     $1,823      $2,619
 Comprehensive income (loss)
   Net income                                                                                        487         487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  271                                              271
 Total other comprehensive income                                                                                271
   Total comprehensive income (loss)                                                                             758
 Dividends declared                                                                                 (185)       (185)
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2000   $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
                                           ----------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $509, $62 and $147 for the years ended December 31, 2002, 2001 and 2000, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $26 and $23 for the years ended December 31, 2002 and 2001, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax losses realized in net income of $(178), $(43), and $(55) for the years ended December 31, 2002, 2001 and 2000, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------

                                              2002     2001     2000
                                          --------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $    426  $   646  $   487
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  288       91       85
  Cumulative effect of adoption of
   SFAS 133                                     --        3       --
  Cumulative effect of adoption of
   EITF 99-20                                   --        3       --
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                           531      566      604
  Additions to deferred policy
   acquisition costs and present value
   of future profits                          (987)    (975)    (916)
  Depreciation and amortization                 19      (18)     (28)
  Decrease (increase) in premiums
   receivable and agents' balances              (5)       5       14
  Increase (decrease) in other
   liabilities                                 (61)     (84)     375
  Change in receivables, payables, and
   accruals                                      2      (72)      53
  Increase in accrued tax                       76      115       34
  Decrease in deferred income tax               23        7       73
  Increase in future policy benefits           608      871      496
  Decrease (increase) in reinsurance
   recoverables                               (127)      21       32
  Other, net                                  (122)     (74)      24
                                          --------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES       671    1,105    1,333
                                          --------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (12,470)  (9,766)  (5,800)
  Sales of investments                       5,769    4,564    4,230
  Maturity and principal paydowns of
   fixed maturity investments                2,266    2,227    1,521
  Acquisition of Fortis Financial Group         --     (683)      --
  Other                                         --       --        5
                                          --------------------------
  NET CASH USED FOR INVESTING ACTIVITIES    (4,435)  (3,658)     (44)
                                          --------------------------
FINANCING ACTIVITIES
  Capital contributions                        235      761       --
  Dividends paid                                --       --     (185)
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                     3,519    1,825   (1,103)
                                          --------------------------
         NET CASH PROVIDED BY (USED FOR)
                    FINANCING ACTIVITIES     3,754    2,586   (1,288)
                                          --------------------------
  Net increase (decrease) in cash              (10)      33        1
  Impact of foreign exchange                     2       (2)      --
  Cash -- beginning of year                     87       56       55
                                          --------------------------
  Cash -- end of year                     $     79  $    87  $    56
                                          --------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $     (2) $   (69) $   173

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company. In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire. During the third quarter of 2002, Hartford Life became a direct subsidiary of Hartford Holdings, Inc., a direct wholly owned subsidiary of The Hartford.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

(b) USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments and contingencies.

(c) RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

(d) ADOPTION OF NEW ACCOUNTING STANDARDS

In April 2002, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 3.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. Adoption of all other provisions of SFAS No. 142 did not have a material impact on the Company's consolidated financial condition or results of operations. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 7.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(h).)

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of Accounting Principles Board ("APB") Opinion No. 25" ("FIN 44"). FIN 44 clarifies the application of APB Opinion No. 25, "Accounting for Stock Issued to Employee", regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective January 1, 2000, The Hartford adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's consolidated financial condition or results of operations.

(e) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires an enterprise to assess if consolidation of an entity is appropriate based upon its variable economic interests in a variable interest entity (VIE). The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. A direct or indirect ability to make decisions that significantly affect the results of the activities of a VIE is a strong indication that an enterprise has one or both of the characteristics that would require consolidation of the VIE.

FIN 46 is effective for new VIEs established subsequent to January 31, 2003 and for existing VIEs as of July 1, 2003. The Hartford invests in a variety of investment structures that require analysis under this Interpretation, including asset-backed securities, partnerships and certain trust securities and is currently assessing the impact of adopting FIN 46. Based upon a preliminary review, the adoption of FIN 46 is not expected to have a material impact on the Company's financial condition or results of operations as there were no material VIEs identified which would require consolidation. FIN 46 further requires the disclosure of certain information related to VIEs in which the Company holds a significant variable interest. The Company does not believe that it owns any such interests that require disclosure at this time.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying that is related to an asset, liability, or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. See disclosures in Note 2(h), "Other Investment and Risk Management Activities -- Specific Strategies". Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In November 2002, the FASB issued FASB Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- an Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34".
FIN 45 sets forth requirements for disclosures made by a guarantor and valuation of the guarantee for its interim and annual financial statements about its obligations under certain guarantees that it has issued.

On April 1, 1997 Hartford Life Insurance Company entered into a guarantee with Hartford-Comprehensive Employee Benefit Service Company ("CEBSCO"), an affiliate of the Company regarding the financial obligations associated with structured settlement contracts. CEBSCO enters into assignment agreements with unaffiliated companies where structured settlement liabilities are assigned to CEBSCO. CEBSCO purchases an annuity from Hartford

Life Insurance Company to fund the liability and the Company establishes a liability on its balance sheet. The total amount of the Company's exposure under the guarantee is equal to the initial liability established for the annuity contract.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002.

(f) EXPENSING STOCK OPTIONS

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure and Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of that Statement. Under the prospective method, stock-based compensation expense is recognized for awards granted after the beginning of the fiscal year in which the change is made. The modified prospective method recognizes stock-based compensation expense related to new and unvested awards in the year of change equal to that which would have been recognized had SFAS No. 123 been adopted as of its effective date, fiscal years beginning after December 15, 1994. The retrospective restatement method recognizes stock compensation costs for the year of change and restates financial statements for all prior periods presented as though the fair value recognition provisions of SFAS No. 123 had been adopted as of its effective date.

Beginning in January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock compensation on a prospective basis.

Prior to January 2003, the Hartford applied the intrinsic value-based provisions set forth in APB Opinion No. 25. Under the intrinsic value method, compensation expense is determined on the measurement date, that is the first date on which both the number of shares the employee is entitled to receive, and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. For the years ended December 31, 2002, 2001 and 2000, compensation expense related to The Hartford's stock based compensation plans, including non-option plans, was $6, $8 and $23 after-tax, respectively. The expense related to stock-based employee compensation included in the determination of net income for 2002 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123.

(g) INVESTMENTS

The Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share related to the Company's immediate participation guaranteed contracts and the related change in amortization of deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other investments consist primarily of limited partnership investments which are accounted for by the equity method. The Company's net income from partnerships is included in net investment income. Other investments also include mortgage loans carried at amortized cost and derivatives at fair value.

The fair value of securities is based upon quoted market prices when available or broker quotations. Where market prices or broker quotations are not available, management typically estimates the fair value based upon discounted cash flows, applying current interest rates for similar financial instruments with comparable terms and credit quality. The estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security were sold immediately. Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations.

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $(1), $(1) and $(9) for the years ended December 31, 2002, 2001 and 2000, respectively. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include but are not limited to a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the fair value of its securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other than temporary impairment charge is recognized. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(h) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options to manage risk through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions.

The Company also periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

All of the Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/ or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or AOCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other investment and risk management purposes are reported in current period earnings as realized capital gains and losses. As of December 31, 2002, the Company carried $179 of derivative assets in other investments and $78 of derivative liabilities in other liabilities. As of December 31, 2001, the Company carried $113 of derivative assets in other investments and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is evaluated primarily based on regression analysis or the cumulative change in cash flow or fair value, as appropriate. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which effectiveness was lost and prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to The Finance Committee of The Hartford's Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument, is carried at fair value with changes in fair value reported in realized gains and losses.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur, or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S
HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges were immaterial, with the net impact reported as net realized capital gains and losses.

Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2002 and 2001, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $7 and $2, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2002 and 2001, the Company held derivative notional value related to strategies categorized as cash-flow hedges of $2.9 billion and $2.2 billion, respectively. For the years ended December 31, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Ineffectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2002 and 2001, the Company held $2.5 billion and $1.9 billion, respectively, in derivative notional value related to this strategy.

The Company enters into foreign currency swaps to hedge the variability in cash flow associated with certain foreign dominated fixed maturity investments. The foreign currency swap agreements are structured to match the foreign currency cash flows of the foreign dominated fixed maturity investments (i.e. par/notional value, currency, initial cost, maturity date, and payment dates). If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. Notional value of foreign currency swaps at December 31, 2002 and 2001 totaled $386 and $144, respectively.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges were immaterial, with the net impact reported as realized capital gains/ losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2002 and 2001, the Company held $159 and $215, respectively, in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2002 and 2001 the Company held $129 and $149, respectively, in derivative notional value related to this strategy.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

General

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Swap agreements, interest rate cap and floor agreements and option contracts are used to reduce economic risk. Income enhancement and replication transactions include the use of written covered call options, which offset embedded equity call options, total return swaps and synthetic replication of cash market instruments. The change in the value of all derivatives held for other investment and risk management purposes is reported in current period earnings as realized capital gains or losses. For the year ended December 31, 2002 and 2001, the Company recognized after-tax net losses of $7 and $14, respectively (reported as net realized capital gains and losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2002 and 2001, the Company held $3.4 billion and $2.7 billion, respectively in derivative notional value related to strategies categorized as Other Investment and Risk Management Activities.

Specific Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may experience a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2002 and 2001, the Company held $516 in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2002 and 2001, the Company held
$1.4 billion and $1.0 billion in derivative notional value related to this strategy.

Periodically, the Company enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. In assuming this obligation, the Company receives a periodic fee. These contracts obligate the Company to compensate the derivative counterparty in the event of bankruptcy, failure to pay or restructuring, and in return, the company will receive a debt obligation of the referenced entity. The maximum potential future exposure to the Company is the notional value of the swap contracts, which was $49 after tax as of December 31, 2002. The market value of these swaps was immaterial at December 31, 2002. The Company did not transact in credit default swaps in 2001. The term of the credit default swaps range from 3-5 years. The Company also assumes exposure to an asset pool through total return swaps. As of December 31, 2002 and 2001, the maximum potential future exposure to the Company $68 and $10 after tax, respectively. The market value of these swaps at December 31, 2002 and 2001 was a loss of $42 and $51, respectively, which was reported on the balance sheet in Other Liabilities. The term of the total return swaps range from 6 months to 10 years. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2002 and 2001, the Company held $307 and $230, respectively, in derivative notional value related to this strategy.

The Company issues an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company receives a premium for issuing the freestanding option. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value which is expected to be entirely offset by the appreciation in the value of the embedded long option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 2-5 years. At December 31, 2002 and 2001, the Company held $371 and $402, respectively, in derivative notional value related to the written option and held $371 and $402, respectively, of derivative notional value related to the embedded option.

Periodically, in order to mitigate its foreign currency risk, the Company enters into a costless collar strategy. Accordingly, the Company purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. At December 31, 2002, the maximum potential exposure to the Company was $1 after tax. At December 31, 2002 and 2001, the Company held $275 and $0, respectively, in derivative notional value related to this strategy. The term of the options is up to 4 months.

(i) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income.

(j) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. The deferred costs are recorded as an asset commonly referred to as deferred policy acquisition costs ("DAC"). At December 31, 2002 and 2001, the carrying value of the Company's DAC was $5.0 billion and $4.8 billion, respectively.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs") from projected investment, mortality and expense margins and surrender charges. A portion of the DAC amortization is allocated to realized gains and losses. The DAC balance is also adjusted by an amount that represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized amounts been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its estimated gross profits to determine if actual experience or other evidence suggests that earlier estimates should be revised. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and variable life insurance businesses. The average long-term rate of assumed separate account fund performance used in estimating gross profits for the variable annuity and variable life business was 9% at December 31, 2002 and 2001. For all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5% to 8.5% for the years ended December 31, 2002 and 2001.

Due to the increased volatility and precipitous decline experienced by the U.S. equity markets in 2002, the Company enhanced its DAC evaluation process during the course of the year. The Company developed sophisticated modeling capabilities, which allowed it to run 250 stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a reasonable range of estimates for the present value of future gross profits. This range is then compared to the present value of future gross profits currently utilized in the DAC amortization model. As of December 31, 2002, the current estimate falls within the reasonable range, and therefore, the Company does not believe there is evidence to suggest a revision to the EGPs is necessary.

Additionally, the Company has performed various sensitivity analyses with respect to separate account fund performance to provide an indication of future separate account fund performance levels, which could result in the need to revise future EGPs. The Company has estimated that a revision to the future EGPs is unlikely in 2003 in the event that the separate account fund performance meets or exceeds the Company's long-term assumption of 9% and that a revision is likely if the overall separate account fund performance is negative for the year. In the event that separate account fund performance falls between 0% and 9% during 2003, the Company will need to evaluate the actual gross profits versus the mean EGPs generated by the stochastic DAC analysis and determine whether or not to make a revision to the future EGPs. Factors that will influence this determination include the degree of volatility in separate account fund performance, when during the year performance becomes negative and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index, although no assurance can be provided that this correlation will continue in the future.

Should the Company change its assumptions utilized to develop EGPs (commonly referred to as "unlocking") the Company would record a charge (or credit) to bring its DAC balance to the level it would have been had EGPs been calculated using the new assumptions from the date of each policy. The Company evaluates all critical assumptions utilized to develop EGPs (e.g. lapse, mortality) and will make a revision to future EGPs to the extent that actual experience is significantly different than expected.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' money held in the separate accounts is invested in the equity market.

(k) RESERVE FOR FUTURE POLICY BENEFITS

Hartford Life establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are state at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

(l) OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $20.6 billion and $14.9 billion, as of December 31, 2002 and 2001, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(m) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(n) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

(o) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 8% and 17% as of December 31, 2002, 2001 and 2000, respectively, of total life insurance in force. Dividends to policyholders were $65, $68 and $67 for the years ended December 31, 2002, 2001 and 2000, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

(p) REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

(q) INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. SALE OF SUDAMERICANA
HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

5. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                               For the years ended
                                                                   December 31,
                                                              ----------------------
                                                               2002    2001    2000
                                                              ----------------------
Interest income from fixed maturities                         $1,235  $1,105  $  959
Interest income from policy loans                                251     304     305
Income from other investments                                    114      99      75
                                                              ----------------------
Gross investment income                                        1,600   1,508   1,339
Less: Investment expenses                                         17      13      13
                                                              ----------------------
                                       NET INVESTMENT INCOME  $1,583  $1,495  $1,326
                                                              ----------------------

(b) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002   2001    2000
                                                              ---------------------
Fixed maturities                                              $(285)  $(52)  $(106)
Equity securities                                                (4)   (17)      3
Real estate and other                                            --    (23)      9
Change in liability to policyholders for net realized
 capital gains                                                    1      1       9
                                                              ---------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)  $(288)  $(91)  $ (85)
                                                              ---------------------

(c) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                              For the years ended
                                                                  December 31,
                                                              --------------------
                                                               2002   2001   2000
                                                              --------------------
Gross unrealized capital gains                                 $  2    $ 1    $ 2
Gross unrealized capital losses                                 (19)    (8)    (5)
                                                              --------------------
Net unrealized capital gains (losses)                           (17)    (7)    (3)
Deferred income taxes and other items                            (6)    (1)    (1)
                                                              --------------------
Net unrealized capital gains (losses), net of tax               (11)    (6)    (2)
Balance -- beginning of year                                     (6)    (2)     5
                                                              --------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES   $ (5)   $(4)   $(7)
                                                              --------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002    2001   2000
                                                              ---------------------
Gross unrealized capital gains                                $1,389   $ 514  $ 269
Gross unrealized capital losses                                 (278)   (305)  (231)
Unrealized capital (gains) losses credited to policyholders      (58)    (24)   (10)
                                                              ---------------------
Net unrealized capital gains (losses)                          1,053     185     28
Deferred income taxes and other items                            579      65     10
                                                              ---------------------
Net unrealized capital gains (losses), net of tax                474     120     18
Balance -- beginning of year                                     120      18   (260)
                                                              ---------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES  $  354   $ 102  $ 278
                                                              ---------------------

(e) FIXED MATURITY INVESTMENTS

                                                                       As of December 31, 2002
                                                              ------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized   Fair
                                                                Cost       Gains       Losses     Value
                                                              ------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   255     $    9      $  --     $   264
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      2,063         64         (2)      2,125
States, municipalities and political subdivisions                   27          4         (1)         30
International governments                                          422         43         (1)        464
Public utilities                                                 1,160         70        (29)      1,201
All other corporate, including international                    11,094        822       (128)     11,788
All other corporate -- asset backed                              7,152        348       (100)      7,400
Short-term investments                                             940          1         --         941
Certificates of deposit                                            561         28        (17)        572
Redeemable preferred stock                                           1         --         --           1
                                                              ------------------------------------------
                                      TOTAL FIXED MATURITIES   $23,675     $1,389      $(278)    $24,786
                                                              ------------------------------------------

                                                                        As of December 31, 2001
                                                              --------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized    Fair
                                                                Cost       Gains       Losses      Value
                                                              --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      1,179        26          (3)       1,202
States, municipalities and political subdivisions                   44         4          (1)          47
International governments                                          312        18          (3)         327
Public utilities                                                   994        14         (26)         982
All other corporate, including international                     8,829       283        (146)       8,966
All other corporate -- asset backed                              5,816       142        (104)       5,854
Short-term investments                                           1,008        --          --        1,008
Certificates of deposit                                            503        12         (20)         495
Redeemable preferred stock                                           1        --          --            1
                                                              --------------------------------------------
                                      TOTAL FIXED MATURITIES   $18,933      $514       $(305)     $19,142
                                                              --------------------------------------------

The amortized cost and fair value of fixed maturity investments as of December 31, 2002 by contractual maturity year are shown below. Estimated maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                              Amortized    Fair
                                                                Cost       Value
                                                              --------------------
MATURITY
One year or less                                               $ 3,032    $ 3,051
Over one year through five years                                 9,166      9,479
Over five years through ten years                                6,325      6,708
Over ten years                                                   5,152      5,548
                                                              --------------------
                                                       TOTAL   $23,675    $24,786
                                                              --------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $5.6 billion, $4.6 billion and $3.0 billion, gross realized capital gains of $117, $82 and $29, and gross realized capital losses of $60, $44 and $109, respectively. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $11, $42 and $15, respectively. There were no realized gains on sales of equity securities for the years ended December 31, 2002 and 2001. Sales of equity security investments for the year ended
December 31, 2000 resulted in gross realized capital gains of $5. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in gross realized capital losses of $3, $17 and $2, respectively.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $6.5 billion at December 31, 2002 and $5.1 billion at December 31, 2001.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2002 and 2001 by derivative type and strategy is as follows:

                                                                                      BY DERIVATIVE TYPE
                                                             --------------------------------------------------------------------
                                                             December 31, 2001                 Maturities/     December 31, 2002
                                                              Notional Amount    Additions  Terminations (1)    Notional Amount
                                                             --------------------------------------------------------------------
        Caps                                                       $  577         $   --           $ 20              $  557
        Floors                                                        295             --             20                 275
        Swaps/Forwards                                              3,302          1,694            462               4,534
        Futures                                                        77            110            187                  --
        Options                                                       894            438            229               1,103
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

                                                                                         BY STRATEGY
                                                             --------------------------------------------------------------------
        Liability                                                  $  677         $   --           $ --              $  677
        Anticipatory                                                   77            110            187                  --
        Asset                                                       4,251          2,132            731               5,652
        Portfolio                                                     140             --             --                 140
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

    (1) During 2002, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2002 and 2001, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2002 and 2001 were as follows:

                                                                      2002             2001
                                                                 --------------------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored)                                                $           --   $             1
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored -- asset backed                                              8                --
                                                                 --------------------------------
                                                                 $            8   $             1
                                                                 --------------------------------

At December 31, 2002 and 2001, Hartford Life Insurance Company had accepted collateral consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $407 and $148, respectively. At December 31, 2002 and 2001, only cash collateral of $173 and $89, respectively, was invested and recorded on the balance sheet in fixed maturities and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2002 and 2001. As of December 31, 2002 and 2001 all collateral accepted was held in separate custodial accounts.

6. FAIR VALUE OF FINANCIAL INSTRUMENTS
SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                                    2002               2001
                                                              ------------------------------------
                                                              Carrying   Fair    Carrying   Fair
                                                               Amount    Value    Amount    Value
                                                              ------------------------------------
ASSETS
  Fixed maturities                                            $24,786   $24,786  $19,142   $19,142
  Equity securities                                               120       120       64        64
  Policy loans                                                  2,895     2,895    3,278     3,278
  Other investments                                               918       918    1,136     1,136
LIABILITIES
  Other policyholder funds (1)                                 16,266    16,566   15,648    15,514
                                                              ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.

The following tables show net income for the years ended December 31, 2002, 2001 and 2000, with the 2001 and 2000 periods adjusted for goodwill amortization recorded.

                                                              2002  2001  2000
                                                              ----------------
NET INCOME
  Income before cumulative effect of accounting changes       $426  $652  $487
  Goodwill amortization, net of tax                             --     4    --
                                                              ----------------
  Adjusted income before cumulative effect of accounting
   changes                                                     426   656   487
  Cumulative effect of accounting changes, net of tax           --    (6)   --
                                                              ----------------
                                         ADJUSTED NET INCOME  $426  $650  $487
                                                              ----------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                       2002                    2001
                                                              ----------------------------------------------
                                                                        Accumulated             Accumulated
                                                              Carrying      Net       Carrying      Net
                                                               Amount   Amortization   Amount   Amortization
                                                              ----------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                               $525        $80         $568        $37
                                                              ----------------------------------------------

Net amortization expense for the years ended December 31, 2002, 2001 and 2000 was $43, $37 and $0, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
--------------------------------------------------------------------
2003                                                              $42
2004                                                              $39
2005                                                              $36
2006                                                              $34
2007                                                              $31
--------------------------------------------------------------------

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $105.3 billion and $114.3 billion at December 31, 2002 and 2001, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $93.8 billion and $104.2 billion at December 31, 2002 and 2001, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $11.5 and $10.1 billion at December 31, 2002 and 2001, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $384 and $575 at December 31, 2002 and 2001, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $1.2 billion and $1.3 billion in 2002, 2001 and 2000, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.3% and 6.4% as of December 31, 2002 and 2001, respectively. The assets that support these liabilities were comprised of $11.1 billion and $9.8 billion in fixed maturities at December 31, 2002 and 2001, respectively, and $385 and $234 of other invested assets at December 31, 2002 and 2001, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $135 and $37 in carrying value and $3.6 billion and $3.2 billion in notional amounts as of December 31, 2002 and 2001, respectively.

9. STATUTORY RESULTS

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Statutory net income (loss)                                     $ (305)     $ (485)     $  283
                                                              ----------------------------------
Statutory capital and surplus                                   $2,354      $2,412      $1,972
                                                              ----------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2003, without prior regulatory approval, is estimated to be $235.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus in 2001.

10. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $10, $11 and $5 in 2002, 2001 and 2000, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2002, 2001 and 2000.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5, $6 and $5 in 2002, 2001 and 2000, respectively.

11. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2002, Hartford Life had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2002, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Gross premiums                                                  $2,815      $3,152      $2,885
Reinsurance assumed                                                 45          79          44
Reinsurance ceded                                                 (715)       (980)       (723)
                                                              ----------------------------------
                                       NET RETAINED PREMIUMS    $2,145      $2,251      $2,206
                                                              ----------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company is currently in arbitration with one of its reinsurers related to this reinsurance (see further discussion in Note 13(a)).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $670, $693 and $578 for the years ended December 31, 2002, 2001 and 2000, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $96, $178 and $101 in 2002, 2001 and 2000, respectively, and accident and health premium of $373, $418 and $429, respectively, to HLA.

12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 1%, 6% and 28% in 2002, 2001 and 2000, respectively.

Income tax expense (benefit) is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                2002        2001         2000
                                                              ----------------------------------
Current                                                          $ 4        $(202)       $121
Deferred                                                          (2)         246          73
                                                              ----------------------------------
                                          INCOME TAX EXPENSE     $ 2        $  44        $194
                                                              ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Tax provision at the U.S. federal statutory rate                 $150        $244        $238
Tax preferred investments                                         (63)        (60)        (24)
IRS audit settlement (See Note 13(c))                             (76)         --         (24)
Tax adjustment (See Note 13(c))                                    --        (144)         --
Foreign related investments                                        (6)         --          --
Other                                                              (3)          4           4
                                                              ----------------------------------
                                                       TOTAL     $  2        $ 44        $194
                                                              ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                     2001        2000
                                                              ------------------------
Tax basis deferred policy acquisition costs                          $ 699       $ 737
Financial statement deferred policy acquisition costs and
 reserves                                                             (724)       (494)
Employee benefits                                                        7          12
Net unrealized capital losses (gains) on securities                   (422)        (95)
Net operating loss carryforward/Minimum tax credits                    249          64
Investments and other                                                  (52)       (235)
                                                              ------------------------
                                                       TOTAL         $(243)      $ (11)
                                                              ------------------------

Hartford Life Insurance Company had a current tax receivable of $89 and $144 as of December 31, 2002 and 2001, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2002.

13. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against the Company and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16.

The Company and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-appealed the pretrial dismissal of its patent infringement claim. The Company's management, based on the advice of its legal counsel, believes that there is a substantial likelihood that the judgment will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcomes of this litigation, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life Insurance Company and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

The Company is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although the Company believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to the Company's statutory surplus and capital and potentially increase the death benefit costs incurred by the Company in the future. The arbitration hearing was held during the fourth quarter of 2002, but no decision has been rendered.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $15 and $15 in 2002, 2001 and 2000, respectively. Future minimum rental commitments are as follows:

2003                                                             $16
2004                                                              16
2005                                                              16
2006                                                              16
2007                                                              16
Thereafter                                                        32
                                                                 ---
                                                       TOTAL     $112
                                                                 ---

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10, $11 and $11 in 2002, 2001 and 2000, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). Throughout the audit of the 1996-1997 years, the Company and the IRS have been engaged in an ongoing dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60. Furthermore, for tax year 2002, this amount was $63. During 2000, the Company had recorded a $24 tax benefit as a result of a final settlement with the IRS on different aspects of the Company's share of the dividends-received deduction for the 1993-1995 tax years.

Earlier in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other items, and will adjust its estimate of the probable outcome of these issues as developments warrant. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2002, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $205. These capital commitments can be called by the partnerships during the commitment period (on average, 3-6 years) to fund working capital needs or the purchase of new investments. If the commitment period expires and has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment, but may elect to do so.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
TOTAL REVENUES
  Investment Products                                          $  2,185    $  2,114    $  2,068
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
  Other                                                            (195)         50          69
                                                              ----------------------------------
                                              TOTAL REVENUES   $  3,440    $  3,655    $  3,447
                                                              ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                          $  1,057    $    867    $    724
  Individual Life                                                   223         204         142
  COLI                                                              277         352         366
  Other                                                              26          72          94
                                                              ----------------------------------
                                 TOTAL NET INVESTMENT INCOME   $  1,583    $  1,495    $  1,326
                                                              ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND PVP
  Investment Products                                          $    385    $    413    $    477
  Individual Life                                                   146         153         127
  COLI                                                               --          --          --
  Other                                                              --          --          --
                                                              ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS                               $    531    $    566    $    604
                                                              ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                          $     87    $    111    $    150
  Individual Life                                                    59          54          38
  COLI                                                               14          17          19
  Other                                                            (158)       (138)        (13)
                                                              ----------------------------------
                                    TOTAL INCOME TAX EXPENSE   $      2    $     44    $    194
                                                              ----------------------------------
NET INCOME (LOSS)
  Investment Products                                          $    343    $    375    $    354
  Individual Life                                                   116         106          70
  COLI                                                               31          36          35
  Other                                                             (64)        129          28
                                                              ----------------------------------
                                            TOTAL NET INCOME   $    426    $    646    $    487
                                                              ----------------------------------
ASSETS
  Investment Products                                          $ 96,865    $106,497    $106,553
  Individual Life                                                 8,173       9,248       6,558
  COLI                                                           30,326      26,835      23,384
  Other                                                           6,737       2,853       2,340
                                                              ----------------------------------
                                                TOTAL ASSETS   $142,101    $145,433    $138,835
                                                              ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                       $  1,364    $  1,392    $  1,447
    Other                                                           821         722         621
                                                              ----------------------------------
                                   TOTAL INVESTMENT PRODUCTS      2,185       2,114       2,068
                                                              ----------------------------------
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
                                                              ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis
Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2002 AND 2001 (UNAUDITED)

                                                                                Three Months Ended
                                                                                            September     December
                                                                March 31,     June 30,         30,           31,
                                                               -----------------------------------------------------
                                                               2002   2001   2002   2001   2002   2001   2002   2001
                                                               -----------------------------------------------------
Revenues                                                       $913   $879   $814   $931   $826   $917   $887   $928
Benefits, claims and expenses                                   736    685    756    746    747    759    773    769
Net income                                                      132    135     57    129    146    265     91    117
                                                               -----------------------------------------------------